UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-09025

New Covenant Funds

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

Registrant’s telephone number, including area code: 1-877-835-4531

Date of fiscal year end: June 30, 2016

Date of reporting period: December 31, 2015

Item 1. Reports to Stockholders.

December 31, 2015

SEMI-ANNUAL REPORT

New Covenant Funds

>	New Covenant Growth Fund

>	New Covenant Income Fund

>	New Covenant Balanced Growth Fund

>	New Covenant Balanced Income Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-835-4531; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2015

New Covenant Growth Fund

†	Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.5%
Canada — 1.3%
Canadian Natural Resources	87,359	$1,907
Canadian Pacific Railway	11,273	1,438
Magna International	41,393	1,679

		5,024

China — 0.4%
Tencent Holdings ADR	79,982	1,569

Hong Kong — 0.5%
China Mobile ADR	35,581	2,004

Ireland — 2.3%
Accenture, CI A	3,785	396
Jazz Pharmaceuticals*	4,412	620
Mallinckrodt*	5,159	385
Medtronic	28,832	2,218
Perrigo	20,645	2,987
Shire ADR	12,477	2,558

		9,164

Israel — 0.9%
Mobileye*	16,932	716
Teva Pharmaceutical Industries ADR	42,909	2,817

		3,533

Japan — 1.5%
Nomura Holdings ADR	146,615	814
Toyota Motor ADR	41,006	5,045

		5,859

Netherlands — 0.9%
Chicago Bridge & Iron	20,402	795
NXP Semiconductors*	30,238	2,548
QIAGEN*	9,198	254

		3,597

United Kingdom — 1.8%
BP ADR	126,536	3,956
Delphi Automotive	5,278	452
Liberty Global, CI A*	70,090	2,969

		7,377

United States — 85.9%
Consumer Discretionary — 12.3%
Amazon.com*	8,667	5,858

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AutoZone*	442	$328
Carter’s	2,184	195
Charter Communications, CI A*	1,437	263
Chipotle Mexican Grill, CI A*	5,369	2,576
Comcast, CI A	30,645	1,729
Dillard’s, CI A	3,119	205
Dollar General	61,445	4,416
Domino’s Pizza	5,184	577
Extended Stay America	24,462	389
Ford Motor	36,719	517
Gap	6,290	155
General Motors	113,593	3,863
Goodyear Tire & Rubber	33,005	1,078
Hilton Worldwide Holdings	13,174	282
Home Depot	32,457	4,293
John Wiley & Sons, CI A	8,732	393
Johnson Controls	9,027	357
Kohl’s	22,000	1,048
Lowe’s	15,743	1,197
Marriott International, CI A	2,994	201
McDonald’s	2,376	281
Michael Kors Holdings*	56,925	2,280
Netflix*	20,418	2,335
NIKE, CI B	52,188	3,262
Nordstrom	3,198	159
Omnicom Group	52,694	3,987
PVH	5,626	414
Ralph Lauren, CIA	2,285	255
Restoration Hardware Holdings*	11,101	882
Starbucks	15,165	910
Starwood Hotels & Resorts Worldwide	3,358	233
Thomson Reuters	7,353	278
Toll Brothers*	5,773	192
Tribune, CI A	15,154	512
TripAdvisor*	20,791	1,773
Tupperware Brands	5,211	290
VF	2,663	166
Visteon*	3,814	437
Walt Disney	3,932	413

		48,979

Consumer Staples — 7.4%
Campbell Soup	15,422	810
Clorox	12,052	1,529
Coca-Cola	21,752	935
Coca-Cola Enterprises	8,053	397
Colgate-Palmolive	11,968	797
Costco Wholesale	17,846	2,882
CVS Caremark	42,875	4,192
General Mills	23,004	1,326
Hershey	9,193	821
JM Smucker	35,708	4,404
Kellogg	17,557	1,269

New Covenant Funds / Semi-Annual Report / December 31, 2015	1

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2015

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kimberly-Clark	15,624	$1,989
Kraft Heinz	9,267	674
Kroger	4,643	194
Mead Johnson Nutrition, CI A	9,748	770
PepsiCo	17,785	1,777
Procter & Gamble	53,672	4,262
Sysco	10,195	418

		29,446

Energy — 5.5%
Apache	13,779	613
Cabot Oil & Gas	30,873	546
Chevron	17,985	1,618
Cimarex Energy	22,819	2,039
Concho Resources*	8,827	820
Continental Resources*	45,591	1,048
Devon Energy	31,271	1,001
Diamondback Energy	2,425	162
EOG Resources	15,841	1,121
EQT	4,945	258
Exxon Mobil	22,766	1,775
Hess	5,448	264
Memorial Resource Development*	16,885	273
Newfield Exploration*	7,633	248
Noble Energy	6,054	199
Occidental Petroleum	73,421	4,964
Pioneer Natural Resources	1,617	203
Royal Dutch Shell ADR, CI A	66,245	3,033
Schlumberger	19,693	1,374
Spectra Energy	11,734	281

		21,840

Financials — 14.6%
Aflac	28,490	1,707
Alleghany*	383	183
American Express	5,470	380
American Homes 4 Rent, CI A‡	60,533	1,009
American International Group	16,104	998
American Tower, CI A‡	25,760	2,497
Ameriprise Financial	2,029	216
Arthur J Gallagher	8,384	343
Bank of America	248,326	4,179
Berkshire Hathaway, CI B*	29,564	3,904
BlackRock, CI A	3,118	1,062
Blackstone Group	27,166	794
CIT Group	4,887	194
Citigroup	157,139	8,132
Comerica	7,053	295
Crown Castle International‡	25,715	2,223
Cullen	7,971	478
Everest Re Group	1,018	186
Forest City Enterprises, CI A*	10,986	241
Goldman Sachs Group	6,162	1,111
HCP‡	2,081	80

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Howard Hughes*	3,998	$452
Intercontinental Exchange	752	193
JPMorgan Chase	93,570	6,178
KKR	79,668	1,242
Marsh & McLennan	49,595	2,750
MetLife	84,743	4,086
Moody’s	7,358	738
Northern Trust	25,320	1,825
PNC Financial Services Group	3,897	371
Principal Financial Group	4,822	217
ProLogis‡	17,829	765
Reinsurance Group of America, CI A	2,697	231
Santander Consumer USA Holdings*	73,703	1,168
Starwood Property Trust‡	29,537	607
State Street	68,045	4,516
T Rowe Price Group	9,714	695
Wells Fargo	27,390	1,489

		57,735

Health Care — 15.9%
Abbott Laboratories	59,827	2,687
AbbVie	47,785	2,831
Alexion Pharmaceuticals*	11,268	2,149
Allergan*	12,706	3,971
AmerisourceBergen, CI A	33,397	3,464
Amgen	29,945	4,861
Baxalta	22,755	888
Baxter International	74,754	2,852
Becton Dickinson and	22,930	3,533
Biogen Idec*	10,881	3,333
Bio-Techne	2,096	189
Bristol-Myers Squibb	39,955	2,748
Celgene*	22,716	2,720
Charles River Laboratories International*	2,534	204
Express Scripts Holding*	5,734	501
Gilead Sciences	32,490	3,288
HCA Holdings*	11,337	767
Horizon Pharma*	27,048	586
Humana	1,427	255
Illumina*	1,683	323
Intercept Pharmaceuticals*	2,151	321
Johnson & Johnson	53,035	5,448
McKesson	1,018	201
Merck	40,571	2,143
Pfizer	46,266	1,493
Premier, CI A*	11,336	400
United Therapeutics*	14,449	2,263
UnitedHealth Group	51,732	6,086
Valeant Pharmaceuticals International*	8,808	895
Varian Medical Systems*	5,672	458
Vertex Pharmaceuticals*	8,326	1,048

		62.906

2	New Covenant Funds / Semi-Annual Report / December 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 8.0%
3M	26,687	$4,020
AECOM Technology*	22,778	684
Allison Transmission Holdings	10,377	269
American Airlines Group	59,528	2,521
Cummins	5,494	483
Deere	9,776	746
Delta Air Lines	79,494	4,029
Eaton	22,899	1,192
FedEx	1,728	257
Fluor	4,123	195
General Electric	10,846	338
HD Supply Holdings*	5,775	173
IHS, CI A*	64	8
Illinois Tool Works	39,487	3,660
Jacobs Engineering Group*	13,270	557
Kansas City Southern	16,549	1,236
Macquarie Infrastructure	2,372	172
Oshkosh	14,923	583
Parker Hannifin	4,443	431
Precision Castparts	2,247	521
Terex	9,491	175
TransDigm Group*	2,857	653
Union Pacific	26,392	2,064
United Continental Holdings*	3,252	186
United Parcel Service, CI B	7,078	681
United Technologies	9,167	881
WW Grainger	25,531	5,172

		31,887

Information Technology — 17.2%
Activision Blizzard	6,538	253
Adobe Systems*	23,165	2,176
Alliance Data Systems*	11,198	3,097
Alphabet, CI A*	11,522	8,964
Alphabet, CI C*	1,677	1,273
Apple	44,106	4,643
Applied Materials	162,228	3,029
Automatic Data Processing	27,456	2,326
CA	7,164	205
Cisco Systems	110,212	2,993
Cognizant Technology Solutions, CI A*	16,257	976
eBay*	3,434	94
EMC	32,342	830
Facebook, CI A*	56,719	5,936
Intel	38,600	1,330
International Business Machines	14,280	1,965
Lam Research	18,405	1,462
Linkedln, CI A*	3,056	688
Mastercard, CI A	39,460	3,842
Microchip Technology	84,814	3,947
Micron Technology*	134,195	1,900
Microsoft	65,395	3,628

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Oracle	20,622	$753
Salesforce.com*	36,068	2,828
Symantec	9,553	201
Texas Instruments	33,959	1,861
Ultimate Software Group*	1,003	196
Visa, CI A	66,465	5,154
Workday, CI A*	23,342	1,860

		68,410

Materials — 3.0%
Air Products & Chemicals	12,601	1,639
Ball	15,939	1,159
Dow Chemical	10,390	535
Eastman Chemical	21,072	1,423
Ecolab	14,143	1,618
Louisiana-Pacific*	24,172	435
Praxair	16,261	1,665
Reliance Steel & Aluminum	17,052	987
Sherwin-Williams	8,250	2,142
Sonoco Products	9,052	370

		11,973

Telecommunication Services — 1.4%
AT&T	21,022	723
Level 3 Communications*	8,495	462
SBA Communications, CI A*	8,584	902
Verizon Communications	71,727	3,315

		5,402

Utilities — 0.6%
CMS Energy	11,562	417
Consolidated Edison	3,501	225
Exelon	6,783	188
Sempra Energy	14,747	1,387

		2,217

		340,795

Total Common Stock (Cost $348,026) ($ Thousands)		378,922

	Face Amount ($ Thousands)
U.S. TREASURY OBLIGATION — 0.1%
United States Treasury Bill 0.120%, 02/04/16 (A) (B)	$480	480

Total U.S. Treasury Obligation (Cost $480) ($ Thousands)		480

New Covenant Funds / Semi-Annual Report / December 31, 2015	3

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2015

New Covenant Growth Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Prime Obligation Fund, CI A
0.230%**†	10,262,215	$10,262

Total Cash Equivalent (Cost $10,262) ($ Thousands)		10,262

Total Investments — 98.2% (Cost $358,768) ($ Thousands)		$389,664

A list of the open futures contracts held by the Fund at December 31, 2015 are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid 400 Index E-MINI	2	Mar-2016	$2
S&P 500 Index E-MINI	24	Mar-2016	29

			$31

For the period ended December 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year

The futures contracts are considered to have interest rate risk associated with them.

Percentages are based on a Net Assets of $396,850 ($ Thousands).

‡	Real Estate Investment Trust.
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2015.
†	Investment in Affiliated Security (see Note 3).
(A)	The rate reported is the effective yield at time of purchase.
(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

The following is a list of the levels of inputs used as of December 31, 2015 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$378,922	$—	$—	$378,922
U.S. Treasury Obligation	—	480	—	480
Cash Equivalent	10,262	—	—	10,262

Total Investments in Securities	$389,184	$480	$—	$389,664

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts* Appreciation	$31	$—	$—	$31

Total Investments in Other Financial Instruments	$31	$—	$—	$31

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

4	New Covenant Funds / Semi-Annual Report / December 31, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2015

New Covenant Income Fund

†	Percentages based on total investments.

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 34.6%
Agency Mortgage-Backed Obligation — 28.5%
FHLMC
6.500%, 09/01/39	$90	$102
5.500%, 12/01/36 to 12/01/38	703	781
5.000%, 12/01/20 to 02/01/40	871	943
4.000%, 09/01/40 to 08/01/43	742	790
3.979%, 07/01/40 (A)	216	226
3.500%, 11/01/42 to 03/01/45	4,318	4,461
FHLMC, Ser 2011-3947, CI SG, IO
5.620%, 10/15/41 (A)	615	104
FHLMC, Ser 2012-4073, CI MF
0.781%, 08/15/39 (A)	294	295
FHLMC, Ser 2012-4099, CI ST, IO
5.670%, 08/15/42 (A)	219	46
FHLMC, Ser 2012-4139, CI SB, IO
5.820%, 12/15/42 (A)	72	15
FHLMC, Ser 2013-4194, CI BI, IO
3.500%, 04/15/43	590	90
FHLMC, Ser 2014-326, CI F2
0.881%, 03/15/44 (A)	524	529
FHLMC, Ser 2014-4310, CI SA, IO
5.620%, 02/15/44 (A)	89	17
FHLMC, Ser 2014-4335, CI SW, IO
5.670%, 05/15/44 (A)	179	36
FHLMC, Ser 2014-4415, CI IO , IO
1.922%, 04/15/41 (A)	166	12
FHLMC CMO, Ser 2005-2990, CI UZ
5.750%, 06/15/35	699	792
FHLMC CMO, Ser 2007-3349, CI AS, IO
6.170%, 07/15/37 (A)	804	144
FHLMC CMO, Ser 2009-3558, CI G
4.000%, 08/15/24	270	290
FHLMC CMO, Ser 2012-4013, CI AI, IO
4.000%, 02/15/39	443	59

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2012-4057, CI UI, IO
3.000%, 05/15/27	$357	$37
FHLMC CMO, Ser 2012-4085, CI IO, IO
3.000%, 06/15/27	832	88
FHLMC CMO, Ser 2012-4092, CI AI, IO
3.000%, 09/15/31	1,057	122
FHLMC CMO, Ser 2012-4097, CI ST, IO
5.720%, 08/15/42 (A)	71	12
FHLMC CMO, Ser 2012-4136, CI SQ, IO
5.820%, 11/15/42 (A)	74	16
FHLMC CMO, Ser 2013-4203, CI PS, IO
5.920%, 09/15/42 (A)	365	60
FHLMC CMO, Ser 2013-4219, CI JA
3.500%, 08/15/39	797	834
FHLMC CMO, Ser 2013-4231, CI FB
0.781%, 07/15/38 (A)	470	473
FHLMC CMO, Ser K038.CI A2
3.389%, 03/25/24	114	118
FHLMC Multifamily Structured Pass Through Certificates, Ser KF12, CI A
0.943%, 09/25/22 (A)	255	254
FHLMC Multifamily Structured Pass-Through Certificates, Ser K715, CI XI, IO
1.301%, 01/25/21 (A)	3,205	153
FHLMC Multifamily Structured Pass-Through Certificates, Ser KSMC, CI A2
2.615%, 01/25/23	500	500
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, CI M2
2.922%, 08/25/24 (A)	250	250
FHLMC TBA
3.500%, 01/01/41	700	720
2.500%, 03/01/43	1,000	1,007
FNMA
7.000%, 11/01/37 to 11/01/38	68	79
6.500%, 08/01/17 to 05/01/40	615	693
6.000%, 07/01/37 to 11/01/38	347	392
5.895%, 10/01/17	397	424
5.500%, 09/01/34 to 02/01/35	805	908
5.458%, 06/01/17	1,427	1,478
5.000%, 01/01/21 to 06/01/40	1,760	1,936
4.604%, 04/01/20	1,314	1,422
4.514%, 12/01/19	919	994
4.502%, 01/01/20	728	788
4.500%, 01/01/41 to 01/01/45	2,470	2,701
4.377%, 11/01/19	499	541
4.000%, 06/01/25 to 01/01/45	6,845	7,278
3.700%, 12/01/20	329	349
3.695%, 01/01/21	1,583	1,682
3.500%, 12/01/32 to 01/01/46	4,515	4,691
3.450%, 11/01/23	689	719
3.030%, 12/01/21	697	717
2.820%, 01/01/22	747	758

New Covenant Funds / Semi-Annual Report / December 31, 2015	5

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2015

New Covenant Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.810%, 04/01/25	$120	$119
2.740%, 06/01/23	586	590
2.590%, 01/01/22	634	637
2.500%, 10/01/42	880	851
2.480%, 06/01/19	970	987
2.400%, 12/01/22	250	247
2.393%, 01/01/36 (A)	97	103
2.309%, 03/01/36 (A)	55	59
2.260%, 12/01/22	1,000	985
1.940%, 07/01/19	390	389
1.847%, 05/01/43 (A)	1,615	1,646
0.682%, 11/01/23 (A)	578	577
0.662%, 12/01/23 (A)	500	503
0.543%, 01/01/23 (A)	470	469
0.533%, 01/01/23 (A)	500	499
FNMA, Ser 2005-29, CI ZA
5.500%, 04/25/35	275	301
FNMA, Ser 2010-100, CI SD, IO
6.158%, 09/25/40 (A)	832	161
FNMA, Ser 2014-47, CI AI, IO
1.941%, 08/25/44 (A)	784	49
FNMA, Ser M3, CI X2, IO
0.487%, 10/25/24 (A)	4,930	137
FNMA, Ser M5, CI SA, IO
2.745%, 01/25/17 (A)	791	1
FNMA, Ser M7, CI AB2
2.502%, 12/25/24	100	98
FNMA CMO, Ser 1992-1, CI F
1.222%, 01/25/22 (A)	93	94
FNMA CMO, Ser 2003-W2, CI 2A9
5.900%, 07/25/42	749	833
FNMA CMO, Ser 2004-90, CI LH
5.000%, 04/25/34	506	530
FNMA CMO, Ser 2005-22, CI DA
5.500%, 12/25/34	440	474
FNMA CMO, Ser 2011-44, CI EB
3.000%, 05/25/26	500	514
FNMA CMO, Ser 2012-108, CI F
0.721%, 10/25/42 (A)	379	383
FNMA CMO, Ser 2012-128, CI SO, IO
5.929%, 11/25/42 (A)	78	18
FNMA CMO, Ser 2012-128, CI SL, IO
5.929%, 11/25/42 (A)	156	34
FNMA CMO, Ser 2012-74, CI AI, IO
3.000%, 07/25/27	1,303	146
FNMA CMO, Ser 2012-93, CI UI, IO
3.000%, 09/25/27	1,003	103
FNMA CMO, Ser 2012-93, CI SG, IO
5.678%, 09/25/42 (A)	276	54
FNMA CMO, Ser 2012-M11, CI FA
0.737%, 08/25/19 (A)	80	81
FNMA CMO, Ser 2013-M7, CI A2
2.280%, 12/27/22	219	215

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2014-C03, CI 1M1
1.421%, 07/25/24 (A)	$178	$177
FNMA TBA
5.000%, 01/01/38	1,500	1,651
3.500%, 01/01/41	1,400	1,466
3.000%, 01/16/26	2,900	2,987
2.500%, 01/01/26	200	202
FREMF Mortgage Trust, Ser K44, CI C
3.685%, 01/25/48 (A)	130	107
FREMF Mortgage Trust, Ser K503, CI C
3.079%, 10/25/47 (A)	140	138
GNMA
5.500%, 02/20/37 to 01/15/39	396	441
5.000%, 12/20/38 to 07/20/40	1,980	2,181
4.863%, 06/20/61	1,403	1,465
4.826%, 06/20/61	1,363	1,457
4.697%, 09/20/61	1,249	1,313
4.650%, 12/20/60	1,232	1,279
4.626%, 07/20/61	1,284	1,345
4.500%, 07/20/38 to 07/20/41	1,773	1,927
4.295%, 07/20/61	1,203	1,254
2.500%, 02/20/27	1,629	1,660
GNMA, Ser 186, CI IO, IO
0.867%, 08/16/54 (A)	2,036	134
GNMA, Ser 2012-34, CI SA, IO
5.843%, 03/20/42 (A)	66	14
GNMA, Ser 2012-H30, CI GA
0.545%, 12/20/62 (A)	1,221	1,211
GNMA, Ser 2013-H04, CI BA
1.650%, 02/20/63	484	479
GNMA, Ser 2013-H08, CI BF
0.595%, 03/20/63 (A)	1,128	1,119
GNMA, Ser 2014-105, IO
1.100%, 06/16/54	1,827	134
GNMA, Ser 2015-167, CI OI, IO
4.000%, 04/16/45	198	46
GNMA, Ser 7, CI IO, IO
0.960%, 01/16/57 (A)	1,507	120
GNMA, Ser 85, CI IA, IO
0.755%, 03/16/47 (A)	3,662	188
GNMA, Ser 95, CI IO, IO
0.711%, 04/16/47 (A)	2,437	131
GNMA CMO, Ser 2009-108, CI WG
4.000%, 09/20/38	354	367
GNMA CMO, Ser 2011-147, CI A
2.174%, 07/16/38	1,028	1,025
GNMA CMO, Ser 2012-22, CI AB
1.661%, 03/16/33	224	224
GNMA CMO, Ser 2012-66, CI CI, IO
3.500%, 02/20/38	188	21
GNMA CMO, Ser 2012-77, CI KI, IO
7.500%, 04/20/31	88	17

6	New Covenant Funds / Semi-Annual Report / December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2012-H18, CI NA
0.715%, 08/20/62 (A)	$297	$297
GNMA CMO, Ser 2013-H21, CI FB
0.895%, 09/20/63 (A)	678	679
GNMA TBA
4.000%, 01/01/40	900	955
3.500%, 01/15/41	100	104
NCUA Guaranteed Notes Trust, Ser 2010-C1, CI A2
2.900%, 10/29/20	197	197
NCUA Guaranteed Notes Trust, Ser 2010-C1, CI APT
2.650%, 10/29/20	155	156

		84,481

Non-Agency Mortgage-Backed Obligation — 6.1%
A10 Securitization, Ser 1, CI A1
2.100%, 04/15/34	255	253
A10 Term Asset Financing, Ser 2013-2, CI A
2.620%, 11/15/27	159	159
A10 Term Asset Financing, Ser 2014-1, CI A1
1.720%, 04/15/33	217	216
American Home Mortgage Investment Trust, Ser 2005-1, CI 7A1
2.549%, 06/25/45 (A)	206	204
Banc of America Mortgage Trust, Ser 2004- 3, CI 1A26
5.500%, 04/25/34	23	23
Banc of America Mortgage Trust, Ser 2004-9, CI 3A1
6.500%, 09/25/32	61	64
BCAP Trust, Ser 2012-RR10, CI 3A1
0.387%, 05/26/36 (A)	189	182
Bear Stearns ALT-A Trust, Ser 2004-6, CI 1A
0.861%, 07/25/34 (A)	160	154
Citigroup Commercial Mortgage Trust, Ser 2014-388G, CI A
0.947%, 06/15/33 (A)	280	277
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, CI AS
4.017%, 10/10/47	100	102
Citigroup Commercial Mortgage Trust, Ser GC33, CI D
3.172%, 09/10/58	200	140
COMM Mortgage Trust, Ser 2014-PAT, CI A
0.996%, 08/13/27 (A)	116	114
COMM Mortgage Trust, Ser CR5, CI AM
3.223%, 12/10/45	590	588
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, CI A3
2.822%, 11/15/45	10	10
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, CI A2
3.424%, 03/10/31	100	101

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust, Ser 2013-CC13, CI XA, IO
1.148%, 12/10/23 (A)	$773	$38
Commercial Mortgage Trust, Ser 2013-CR12, CI B
4.762%, 10/10/46 (A)	20	21
Commercial Mortgage Trust, Ser 2013-CR12, CI C
5.254%, 10/10/46 (A)	10	10
Commercial Mortgage Trust, Ser 2013-CR12, CI AM
4.300%, 10/10/46	50	53
Commercial Mortgage Trust, Ser 2014-TWC, CI A
1.046%, 02/13/32 (A)	200	198
Core Industrial Trust, Ser TEXW, CI D
3.849%, 02/10/34 (A)	280	273
CSMC, Ser 2010-11R, CI A6
1.233%, 06/28/47 (A)	275	266
CSMC Trust, Ser 2014-TIKI, CI A
1.146%, 09/15/38 (A)	310	308
CSMC Trust, Ser 2014-TIKI, CI B
1.681%, 09/15/38 (A)	233	230
DBRR Trust, Ser 2013-EZ3, CI A
1.636%, 12/18/49 (A)	85	85
FDIC Trust, Ser 2013-N1, CI A
4.500%, 10/25/18	12	12
GE Business Loan Trust, Ser 1A, CI A
0.501%, 04/16/35 (A)	477	452
GMAC Commercial Mortgage Securities Trust, Ser 2006-C1, CI AM
5.290%, 11/10/45 (A)	236	236
GS Mortgage Securities Trust, Ser 2013- GC16, CI B
5.161%, 11/10/46 (A)	80	86
HILT Mortgage Trust, Ser 2014-ORL, CI A
1.231%, 07/15/29 (A)	205	203
Homestar Mortgage Acceptance, Ser 2004- 6, CI M2
0.891%, 01/25/35 (A)	689	666
Impac Secured Assets Trust, Ser 2007-2, CI 2A
0.471%, 04/25/37 (A)	152	140
JP Morgan Trust, Ser 2015-5, CI A9
2.911%, 05/25/45 (A)	353	352
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, CI C
5.251%, 11/15/45 (A)	50	52
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, CI B
4.927%, 11/15/45	210	226

New Covenant Funds / Semi-Annual Report / December 31, 2015	7

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2015

New Covenant Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, CI B
5.050%, 01/15/47 (A)	$30	$32
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, CI C
4.713%, 09/15/47 (A)	80	75
JPMBB Commercial Mortgage Securities Trust, Ser C29, CI C
4.202%, 05/15/48 (A)	380	352
JPMBB Commercial Mortgage Securities Trust, Ser C30, CI A5
3.822%, 07/15/48	490	503
JPMBB Commercial Mortgage Securities Trust, Ser C31, CI A3
3.801%, 08/15/48	730	747
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, CI A3
4.171%, 08/15/46	10	11
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, CI C
2.431%, 08/15/27 (A)	110	110
JPMorgan Chase Commercial Mortgage Securities Trust, Ser FL7, CI D
3.947%, 05/15/28 (A)	200	192
JPMorgan Chase Commercial Mortgage Securities Trust, Ser LC9, CI AS
3.353%, 12/15/47	380	384
JPMorgan Mortgage Trust, Ser 2005-A1, CI 5A2
2.742%, 02/25/35 (A)	101	101
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, CI A4
5.372%, 09/15/39	102	103
Lehman Brothers Small Balance Commercial, Ser 2A, CI 1A
0.672%, 09/25/30 (A)	211	196
MASTR Alternative Loans Trust, Ser 2004-2, CI 4A1
5.000%, 02/25/19	56	58
MASTR Asset Securitization Trust, Ser 2003- 11, CI 8A1
5.500%, 12/25/33	199	211
MASTR Asset Securitization Trust, Ser 2003- 7, CI 1A1
5.500%, 09/25/33	54	56
MASTR Seasoned Securities Trust, Ser 2004- 2, CI A2
6.500%, 08/25/32	90	97
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, CI A4
4.218%, 07/15/46 (A)	120	128

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, CI A4
2.918%, 02/15/46	$40	$40
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, CI AS
3.214%, 02/15/46	21	21
Morgan Stanley Capital I, Ser 2006-T23, CI A4
6.019%, 08/12/41 (A)	200	201
Morgan Stanley Capital I, Ser 2014-CPT, CI B
3.560%, 07/13/29 (A)	400	406
Morgan Stanley Capital I, Ser 2014-CPT, CI AM
3.516%, 07/13/29 (A)	490	501
Morgan Stanley Re-Remic Trust, Ser 2012-IO, CI AXA
1.000%, 03/27/51	55	54
Morgan Stanley Re-Remic Trust, Ser 2012- XA, CI A
2.000%, 07/27/49	103	103
MSCG Trust 2015-ALDR, Ser ALDR, CI A2
3.462%, 06/07/35 (A)	410	417
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, CI 1A3
5.957%, 03/25/47	124	127
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, CI 1A4
6.138%, 03/25/47	105	108
NorthStar Mortgage Trust, Ser 2013-1A, CI A
2.071%, 08/25/29 (A)	75	75
Ores, Ser 2013-LV2, CI A
3.081%, 09/25/25	19	19
PFP, Ser 2, CI A
1.767%, 07/14/34 (A)	221	221
RAIT Trust, Ser 2014-FL3, CI A
1.581%, 12/15/31 (A)	182	182
RALI Trust, Ser 2003-QS13, CI A5
0.871%, 07/25/33 (A)	76	71
RALI Trust, Ser 2004-QS5, CI A1
4.600%, 04/25/34	68	69
Residential Asset Securitization Trust, Ser 2003-A7, CI A12
5.500%, 07/25/33	246	252
Residential Asset Securitization Trust, Ser 2004-IP2, CI 4A
2.624%, 12/25/34 (A)	94	92
Resource Capital, Ser CRE4, CI A
1.731%, 08/15/32 (A)	100	99
Sequoia Mortgage Trust, Ser 2004-11, CI A1
0.807%, 12/20/34 (A)	277	268
Sequoia Mortgage Trust, Ser 2004-5, CI A2
0.922%, 06/20/34 (A)	129	125

8	New Covenant Funds / Semi-Annual Report / December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Springleaf Mortgage Loan Trust, Ser 2013-1A, CI M1
2.310%, 06/25/58 (A)	$103	$103
Springleaf Mortgage Loan Trust, Ser 2013-1A, CI A
1.270%, 06/25/58 (A)	125	125
Springleaf Mortgage Loan Trust, Ser 2013-2A, CI M1
3.520%, 12/25/65 (A)	249	251
Springleaf Mortgage Loan Trust, Ser 2013-3A, CI A
1.870%, 09/25/57 (A)	272	271
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-3AC, CI A2
2.452%, 03/25/34 (A)	325	328
Structured Asset Securities, Ser 1998-2, CI A
0.942%, 02/25/28 (A)	252	248
Thornburg Mortgage Securities Trust, Ser 2005-1, CI A3
2.233%, 04/25/45 (A)	206	206
Towd Point Mortgage Trust, Ser 2015-5, CI A1B
2.750%, 05/25/55 (A)	653	648
UBS-BAMLL Trust, Ser 2012-WRM, CI A
3.663%, 06/10/30	116	117
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, CI A4
3.525%, 05/10/63	73	75
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, CI XA, IO
1.874%, 05/10/63 (A)	472	30
Vendee Mortgage Trust, Ser 2003-2, CI Z
5.000%, 05/15/33	822	920
Wachovia Bank Commercial Mortgage Trust, Ser C30, CI AMFL
0.399%, 12/15/43 (A)	250	239
Wells Fargo, Ser 2005-AR3, CI 1A1
2.743%, 03/25/35 (A)	179	180
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC16, CI XA, IO
1.629%, 08/15/50 (A)	2,601	194
WFRBS Commercial Mortgage Trust, Ser 2012-C7, CI XA, IO
1.681%, 06/15/45 (A)	1,246	90
WFRBS Commercial Mortgage Trust, Ser 2013-C11, CI AS
3.311%, 03/15/45	160	160
WFRBS Commercial Mortgage Trust, Ser 2013-C13, CI XA, IO
1.564%, 05/15/45 (A)	1,405	97
WFRBS Commercial Mortgage Trust, Ser 2014-C23, CI B
4.377%, 10/15/57 (A)	270	277

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-C23, CI XA, IO
0.857%, 10/15/57 (A)	$1,220	$50
WFRBS Commercial Mortgage Trust, Ser C10, CI XA, IO
1.910%, 12/15/45 (A)	1,250	103
WFRBS Commercial Mortgage Trust, Ser C23, CI C
3.850%, 10/15/57 (A)	150	140

		18,153

Total Mortgage-Backed Securities (Cost $101,405) ($ Thousands)		102,634

CORPORATE OBLIGATIONS – 23.2%
Consumer Discretionary – 1.3%
21st Century Fox America
9.500%, 07/15/24	80	109
Amazon.com
3.800%, 12/05/24	89	93
American Honda Finance MTN
2.250%, 08/15/19	50	50
1.550%, 12/11/17	34	34
Bed Bath & Beyond
3.749%, 08/01/24	37	36
CBS
3.700%, 08/15/24	94	91
Daimler Finance North America
2.250%, 07/31/19 (B)	200	197
DIRECTV Holdings
3.950%, 01/15/25	14	14
3.800%, 03/15/22	140	141
Ford Motor Credit
8.125%, 01/15/20	340	400
5.875%, 08/02/21	230	256
3.000%, 06/12/17	200	202
1.684%, 09/08/17	200	198
General Motors Financial
3.700%, 11/24/20	80	80
3.200%, 07/13/20	68	67
Historic TW
6.625%, 05/15/29	50	59
Home Depot
2.625%, 06/01/22	32	32
Hyundai Capital America MTN
2.400%, 10/30/18 (B)	269	268
Johnson Controls
3.625%, 07/02/24	23	22
Lowe’s
3.375%, 09/15/25	60	61

New Covenant Funds / Semi-Annual Report / December 31, 2015	9

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2015

New Covenant Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Macy’s Retail Holdings
3.450%, 01/15/21	$30	$30
2.875%, 02/15/23	33	30
McDonald’s
3.700%, 01/30/26	50	50
2.750%, 12/09/20	280	280
NBC Universal Media
2.875%, 01/15/23	100	99
NBCUniversal Media
4.375%, 04/01/21	10	11
Nissan Motor Acceptance
1.800%, 03/15/18 (B)	102	102
TCI Communications
7.875%, 02/15/26	240	324
Time Warner
7.570%, 02/01/24	20	24
4.750%, 03/29/21	50	54
3.600%, 07/15/25	80	78
Time Warner Cable
5.000%, 02/01/20	350	370
Viacom
3.875%, 04/01/24	30	28
2.750%, 12/15/19	21	21
Walt Disney MTN
3.150%, 09/17/25	70	71

		3,982

Consumer Staples — 1.5%
Bunge Finance
8.500%, 06/15/19	60	69
3.500%, 11/24/20	10	10
ConAgra Foods
2.100%, 03/15/18	12	12
1.300%, 01/25/16	10	10
Costco Wholesale
2.250%, 02/15/22	39	38
CVS Health
4.125%, 05/15/21	300	317
3.875%, 07/20/25	220	225
3.500%, 07/20/22	62	63
2.800%, 07/20/20	190	191
Kimberly-Clark
6.125%, 08/01/17	140	150
Kraft Foods Group
5.375%, 02/10/20	86	94
3.500%, 06/06/22	130	132
Kraft Heinz Foods
4.875%, 02/15/25 (B)	350	372
3.950%, 07/15/25 (B)	208	210
2.800%, 07/02/20 (B)	100	100
Kroger
8.000%, 09/15/29	40	54
4.000%, 02/01/24	260	270

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mead Johnson Nutrition
4.125%, 11/15/25	$48	$48
Mondelez International
4.000%, 02/01/24	300	309
PepsiCo
3.100%, 07/17/22	37	38
3.000%, 08/25/21	290	299
2.750%, 03/05/22	80	80
2.500%, 05/10/16	280	282
1.250%, 08/13/17	52	52
Sysco
3.750%, 10/01/25	17	17
Tyson Foods
4.875%, 08/15/34	150	153
3.950%, 08/15/24	147	151
Walgreens Boots Alliance
3.300%, 11/18/21	57	56
Wal-Mart Stores
4.250%, 04/15/21	210	231
3.300%, 04/22/24	38	39
WM Wrigley Jr
2.900%, 10/21/19 (B)	360	363
2.400%, 10/21/18 (B)	140	141

		4,576

Energy – 2.2%
Anadarko Holding
7.150%, 05/15/28	80	82
Anadarko Petroleum
6.375%, 09/15/17	430	451
Apache
3.250%, 04/15/22	303	289
2.625%, 01/15/23	40	36
Baker Hughes
3.200%, 08/15/21	90	89
Buckeye Partners
4.875%, 02/01/21	50	49
4.150%, 07/01/23	89	76
Cameron International
4.000%, 12/15/23	10	10
Canadian Natural Resources
3.450%, 11/15/21	60	57
Chevron
3.191%, 06/24/23	33	33
2.355%, 12/05/22	55	53
CNOOC Finance 2015 Australia Pty
2.625%, 05/05/20	200	196
CNOOC Finance 2015 USA
3.500%, 05/05/25	330	314
ConocoPhillips
6.000%, 01/15/20	20	22
2.200%, 05/15/20	12	12

10	New Covenant Funds / Semi-Annual Report / December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Continental Resources
5.000%, 09/15/22	$10	$7
Devon Energy
6.300%, 01/15/19	320	330
3.250%, 05/15/22	38	32
Ecopetrol
5.375%, 06/26/26	179	153
Energy Transfer Partners
4.750%, 01/15/26	27	23
4.050%, 03/15/25	16	13
3.600%, 02/01/23	45	37
EnLink Midstream Partners
4.150%, 06/01/25	90	69
Ensco
5.200%, 03/15/25	16	11
4.700%, 03/15/21	120	97
Enterprise Products Operating
3.900%, 02/15/24	42	39
3.750%, 02/15/25	47	43
EOG Resources
2.625%, 03/15/23	26	25
Exxon Mobil
2.397%, 03/06/22	60	59
Gulf South Pipeline
4.000%, 06/15/22	80	71
Halliburton
3.800%, 11/15/25	140	136
3.500%, 08/01/23	107	105
2.700%, 11/15/20	33	33
Hess
8.125%, 02/15/19	90	102
7.875%, 10/01/29	70	76
Kerr-McGee
7.875%, 09/15/31	50	54
Magellan Midstream Partners
4.250%, 02/01/21	70	70
3.200%, 03/15/25	14	12
Marathon Oil
6.000%, 10/01/17	122	124
Nabors Industries
4.625%, 09/15/21	60	49
National Oilwell Varco
1.350%, 12/01/17	18	18
Noble Energy
5.875%, 06/01/22	30	29
5.625%, 05/01/21	40	39
4.150%, 12/15/21	320	310
3.900%, 11/15/24	28	25
Noble Holding International
4.000%, 03/16/18	6	5

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Occidental Petroleum
3.500%, 06/15/25	$23	$22
3.125%, 02/15/22	100	98
2.700%, 02/15/23	47	44
ONEOK Partners
4.900%, 03/15/25	200	168
Petrobras Global Finance BV
6.850%, 06/05/15	150	97
Plains All American Pipeline
4.650%, 10/15/25	100	87
3.600%, 11/01/24	55	44
2.600%, 12/15/19	21	19
Schlumberger Holdings
3.625%, 12/21/22 (B)	38	38
3.000%, 12/21/20 (B)	270	266
Shell International Finance BV
3.250%, 05/11/25	190	185
2.250%, 11/10/20	360	355
2.125%, 05/11/20	56	55
Sinopec Group Overseas Development
4.375%, 04/10/24 (B)	290	300
Spectra Energy Capital
5.650%, 03/01/20	133	140
Spectra Energy Partners
2.950%, 09/25/18	23	23
Suncor Energy
3.600%, 12/01/24	35	33
Sunoco Logistics Partners Operations
5.950%, 12/01/25	60	57
5.500%, 02/15/20	60	62
4.250%, 04/01/24	23	20
Texas Eastern Transmission
2.800%, 10/15/22 (B)	92	82
Tosco
7.800%, 01/01/27	50	61
Total Capital Canada
2.750%, 07/15/23	56	54
TransCanada PipeLines
3.750%, 10/16/23	50	49
2.500%, 08/01/22	40	37

		6,361

Financials – 9.2%
ACE INA Holdings
3.350%, 05/03/26	40	40
3.150%, 03/15/25	74	73
2.875%, 11/03/22	21	21
2.300%, 11/03/20	60	59
AIG Global Funding MTN
1.650%, 12/15/17 (B)	26	26
Allstate
3.150%, 06/15/23	28	28

New Covenant Funds / Semi-Annual Report / December 31, 2015	11

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2015

New Covenant Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Express
2.650%, 12/02/22	$425	$412
American Express Credit MTN
2.375%, 05/26/20	39	39
1.800%, 07/31/18	46	46
American International Group
4.125%, 02/15/24	74	76
3.750%, 07/10/25	20	20
American Tower
3.500%, 01/31/23‡	50	49
American Tower Trust I
3.070%, 03/15/23‡(B)	80	78
1.551%, 03/15/18‡(B)	100	98
Aon
3.500%, 06/14/24	45	44
Bank of America MTN
7.625%, 06/01/19	75	87
6.875%, 04/25/18	390	431
5.625%, 07/01/20	280	311
5.420%, 03/15/17	200	208
5.000%, 05/13/21	360	393
5.000%, 01/21/44	370	386
4.250%, 10/22/26	38	38
4.200%, 08/26/24	210	208
4.125%, 01/22/24	370	382
4.100%, 07/24/23	280	290
4.000%, 04/01/24	440	450
4.000%, 01/22/25	80	78
3.950%, 04/21/25	104	101
3.875%, 08/01/25	140	142
3.300%, 01/11/23	60	59
2.625%, 10/19/20	250	247
2.600%, 01/15/19	170	171
1.950%, 05/12/18	33	33
Bank of Montreal MTN
2.550%, 11/06/22	145	143
2.375%, 01/25/19	45	46
1.400%, 09/11/17	41	41
Bank of New York Mellon MTN
4.600%, 01/15/20	136	147
Bank of Nova Scotia
1.850%, 04/14/20	130	127
1.450%, 04/25/18	200	199
Barclays Bank
10.179%, 06/12/21 (B)	370	479
Barrick North America Finance
4.400%, 05/30/21	90	81
BB&T MTN
6.850%, 04/30/19	240	273
2.450%, 01/15/20	110	111
1.600%, 08/15/17	56	56
Bear Stearns
7.250%, 02/01/18	140	154

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Berkshire Hathaway Finance
3.000%, 05/15/22	$154	$157
BlackRock
3.500%, 03/18/24	25	26
3.375%, 06/01/22	33	34
Blackstone Holdings Finance
4.750%, 02/15/23 (B)	66	71
Capital One Bank USA
3.375%, 02/15/23	300	294
Caterpillar Financial Services MTN
2.850%, 06/01/22	53	52
1.250%, 11/06/17	43	43
Citigroup
8.125%, 07/15/39	12	17
5.500%, 09/13/25	196	213
5.300%, 05/06/44	40	42
4.650%, 07/30/45	20	20
4.450%, 09/29/27	150	149
4.400%, 06/10/25	160	162
4.300%, 11/20/26	130	129
4.050%, 07/30/22	40	41
3.500%, 05/15/23	100	98
2.150%, 07/30/18	110	110
1.850%, 11/24/17	56	56
1.800%, 02/05/18	84	84
1.700%, 04/27/18	150	148
Citizens Financial Group
4.300%, 12/03/25	17	17
CME Group
3.000%, 09/15/22	80	81
3.000%, 03/15/25	29	28
CNA Financial
3.950%, 05/15/24	332	330
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.375%, 08/04/25	250	254
3.875%, 02/08/22	50	53
Credit Suisse Group Funding Guernsey
3.125%, 12/10/20 (B)	250	249
Credit Suisse NY MTN
2.300%, 05/28/19	310	310
Crown Castle Towers
3.222%, 05/15/22 (B)	31	30
Deutsche Bank
2.950%, 08/20/20	100	100
Duke Realty
4.375%, 06/15/22‡	84	87
Equity Commonwealth
5.875%, 09/15/20‡	83	89
ERAC USA Finance
4.500%, 08/16/21 (B)	80	85
1.400%, 04/15/16 (B)	22	22

12	New Covenant Funds / Semi-Annual Report / December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ERP Operating LP
5.375%, 08/01/16‡	$104	$106
4.625%, 12/15/21‡	104	113
Fifth Third Bancorp
2.875%, 07/27/20	42	42
2.300%, 03/01/19	20	20
General Electric Capital MTN
6.000%, 08/07/19	598	678
4.650%, 10/17/21	180	199
4.375%, 09/16/20	10	11
2.100%, 12/11/19	40	40
Glencore Funding
2.875%, 04/16/20 (B)	240	187
Goldman Sachs Group MTN
6.150%, 04/01/18	320	348
6.000%, 06/15/20	480	542
5.950%, 01/18/18	660	711
5.375%, 03/15/20	320	352
5.350%, 01/15/16	427	427
5.150%, 05/22/45	20	19
4.750%, 10/21/45	40	40
4.250%, 10/21/25	90	89
4.000%, 03/03/24	480	493
3.750%, 05/22/25	14	14
2.600%, 04/23/20	38	38
HCP
4.250%, 11/15/23‡	23	23
2.625%, 02/01/20‡	145	143
HSBC Finance
6.676%, 01/15/21	180	206
1.625%, 01/16/18	250	249
HSBC Holdings
4.250%, 08/18/25	230	228
Intercontinental Exchange Group
4.000%, 10/15/23	53	55
2.500%, 10/15/18	66	66
International Lease Finance
6.750%, 09/01/16 (B)	110	113
Invesco Finance
4.000%, 01/30/24	29	30
3.750%, 01/15/26	25	25
Jackson National Life Global Funding MTN
0.574%, 07/29/16 (A)(B)	150	150
Jefferies Group
6.875%, 04/15/21	136	152
John Deere Capital MTN
2.250%, 04/17/19	60	60
1.700%, 01/15/20	49	48
1.200%, 10/10/17	22	22

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
JPMorgan Chase
4.250%, 10/01/27	$110	$110
3.875%, 09/10/24	360	358
3.375%, 05/01/23	150	147
3.150%, 07/05/16	100	101
KeyCorp MTN
5.100%, 03/24/21	72	79
Liberty Mutual Insurance
8.500%, 05/15/25 (B)	100	124
Lincoln National
8.750%, 07/01/19	35	42
Lloyds Bank
2.300%, 11/27/18	260	261
Marsh & McLennan
3.500%, 03/10/25	31	30
2.350%, 03/06/20	44	44
MassMutual Global Funding II
2.500%, 10/17/22 (B)	106	102
MetLife
6.750%, 06/01/16	290	296
1.903%, 12/15/17	110	111
Metropolitan Life Global Funding I
1.500%, 01/10/18 (B)	313	311
Morgan Stanley MTN
5.625%, 09/23/19	200	221
5.500%, 01/26/20	100	110
5.500%, 07/28/21	280	314
3.950%, 04/23/27	25	24
3.700%, 10/23/24	33	33
2.800%, 06/16/20	76	76
MUFG Americas Holdings
2.250%, 02/10/20	29	29
New York Life Global Funding
2.150%, 06/18/19 (B)	40	40
Nordea Bank MTN
1.625%, 05/15/18 (B)	220	219
Petrobras Global Finance BV
6.250%, 03/17/24	88	63
3.406%, 03/17/20 (A)	110	78
3.250%, 03/17/17	100	93
PNC Bank
6.875%, 04/01/18	250	274
2.700%, 11/01/22	260	253
Principal Life Global Funding II
2.250%, 10/15/18 (B)	127	128
Prologis
3.750%, 11/01/25	8	8
Prudential Insurance of America
8.300%, 07/01/25 (B)	150	191
Realty Income
3.250%, 10/15/22‡	50	48

New Covenant Funds / Semi-Annual Report / December 31, 2015	13

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2015

New Covenant Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Royal Bank of Canada
2.000%, 10/01/18	$159	$159
1.875%, 02/05/20	150	147
1.200%, 09/19/17	129	129
Royal Bank of Scotland
4.650%, 06/04/18	190	196
Santander Holdings USA
3.450%, 08/27/18	180	183
Simon Property Group
4.375%, 03/01/21‡	80	87
3.500%, 09/01/25‡	50	50
Skandinaviska Enskilda Banken
1.375%, 05/29/18 (B)	800	791
Standard Chartered Bank MTN
6.400%, 09/26/17 (B)	150	160
State Street
3.700%, 11/20/23	100	104
3.100%, 05/15/23	36	36
SunTrust Banks
3.500%, 01/20/17	70	71
Synchrony Financial
3.000%, 08/15/19	120	120
TD Ameritrade Holding
2.950%, 04/01/22	26	26
Toronto-Dominion Bank MTN
1.400%, 04/30/18	77	76
Toyota Motor Credit MTN
1.375%, 01/10/18	374	375
UBS Group Funding Jersey
4.125%, 09/24/25 (B)	250	250
US Bancorp MTN
2.950%, 07/15/22	120	119
Ventas Realty
4.125%, 01/15/26‡	16	16
3.750%, 05/01/24‡	24	24
3.500%, 02/01/25‡	13	12
Wachovia MTN
5.750%, 02/01/18	320	346
WEA Finance
2.700%, 09/17/19 (B)	310	307
Wells Fargo MTN
5.625%, 12/11/17	585	628
4.600%, 04/01/21	480	523
4.300%, 07/22/27	309	316
3.450%, 02/13/23	120	120
2.600%, 07/22/20	35	35
2.150%, 01/15/19	54	54
1.500%, 01/16/18	140	139
Wells Fargo Bank
6.000%, 11/15/17	500	539
Welltower
4.500%, 01/15/24‡	77	79

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Westpac Banking
2.600%, 11/23/20	$60	$60

		27,296

Health Care - 2.1%
AbbVie
3.600%, 05/14/25	30	30
3.200%, 11/06/22	25	25
1.750%, 11/06/17	289	288
Actavis Funding SCS
3.800%, 03/15/25	100	100
3.450%, 03/15/22	146	146
3.000%, 03/12/20	24	24
Agilent Technologies
5.000%, 07/15/20	320	344
Amgen
3.625%, 05/22/24	10	10
3.125%, 05/01/25	79	75
Anthem
3.500%, 08/15/24	69	67
3.300%, 01/15/23	36	35
3.125%, 05/15/22	340	334
2.300%, 07/15/18	47	47
Baxalta
4.000%, 06/23/25 (B)	290	287
3.600%, 06/23/22 (B)	20	20
Becton Dickinson
4.685%, 12/15/44	120	121
3.734%, 12/15/24	59	60
2.675%, 12/15/19	7	7
Biogen
3.625%, 09/15/22	73	74
Cardinal Health
3.750%, 09/15/25	34	35
Celgene
3.875%, 08/15/25	240	239
3.625%, 05/15/24	65	64
3.550%, 08/15/22	100	101
1.900%, 08/15/17	50	50
Express Scripts Holding
3.500%, 06/15/24	90	89
Forest Laboratories
5.000%, 12/15/21 (B)	86	93
Gilead Sciences
3.500%, 02/01/25	17	17
3.250%, 09/01/22	35	35
2.050%, 04/01/19	410	411
Humana
7.200%, 06/15/18	50	56
3.150%, 12/01/22	240	233
Laboratory Corp of America Holdings
3.200%, 02/01/22	32	31

14	New Covenant Funds / Semi-Annual Report / December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Medtronic
3.500%, 03/15/25	$320	$322
3.150%, 03/15/22	75	76
3.125%, 03/15/22	190	192
Merck
2.750%, 02/10/25	70	68
2.350%, 02/10/22	26	26
Novartis Capital
3.400%, 05/06/24	40	42
2.400%, 09/21/22	50	49
Perrigo
2.300%, 11/08/18	220	217
Pfizer
3.000%, 06/15/23	70	70
Quest Diagnostics
4.750%, 01/30/20	40	42
Thermo Fisher Scientific
4.150%, 02/01/24	66	68
2.400%, 02/01/19	150	150
1.300%, 02/01/17	44	44
UnitedHealth Group
4.700%, 02/15/21	43	47
3.750%, 07/15/25	310	320
3.350%, 07/15/22	20	20
2.875%, 12/15/21	25	25
2.750%, 02/15/23	17	17
1.900%, 07/16/18	18	18
1.875%, 11/15/16	320	322
1.625%, 03/15/19	200	198
Wyeth
5.450%, 04/01/17	230	242
Zoetis
3.450%, 11/13/20	15	15
3.250%, 02/01/23	40	38
1.875%, 02/01/18	85	84

		6,260

Industrials—2.4%
3M MTN
1.000%, 06/26/17	60	60
ADT
3.500%, 07/15/22	30	27
American Airlines Pass-Through Trust, Ser 2011-1
5.250%, 01/31/21	90	96
Aviation Capital Group
6.750%, 04/06/21 (B)	120	134
Burlington Northern and Santa Fe Railway Pass-Through Trust, Ser 2002-2
5.140%, 01/15/21	546	567
Burlington Northern Santa Fe
4.550%, 09/01/44	240	232

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Canadian Pacific Railway
4.500%, 01/15/22	$50	$53
2.900%, 02/01/25	48	45
Canal Barge
4.500%, 11/12/34	851	935
Caterpillar
1.500%, 06/26/17	46	46
Continental Airlines Pass-Through Trusts, Ser 1999-1
6.545%, 02/02/19	31	33
Continental Airlines Pass-Through Trusts, Ser 2012-2, CI A
4.000%, 10/29/24	48	49
CSX
3.700%, 10/30/20	56	58
CSX Transportation
6.251%, 01/15/23	645	748
Danaher
2.400%, 09/15/20	28	28
Deere
2.600%, 06/08/22	48	47
Delta Air Lines Pass-Through Trust, Ser 2012- 1, CIA
4.750%, 05/07/20	36	38
Eaton
2.750%, 11/02/22	450	435
1.500%, 11/02/17	53	53
FedEx
3.200%, 02/01/25	45	44
GE Capital International Funding
2.342%, 11/15/20 (B)	1,205	1,195
General Electric
4.500%, 03/11/44	90	92
2.700%, 10/09/22	42	42
General Electric Capital MTN
5.300%, 02/11/21	160	181
3.100%, 01/09/23	150	152
2.200%, 01/09/20	65	65
Illinois Tool Works
1.950%, 03/01/19	19	19
Ingersoll-Rand Global Holding
2.875%, 01/15/19	31	31
John Deere Capital MTN
2.050%, 03/10/20	30	29
1.600%, 07/13/18	14	14
Matson Navigation
5.337%, 09/04/28	608	664
Norfolk Southern
3.850%, 01/15/24	58	59
Parker-Hannifin MTN
3.300%, 11/21/24	14	14
Penske Truck Leasing LP
4.875%, 07/11/22 (B)	72	75

New Covenant Funds / Semi-Annual Report / December 31, 2015	15

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2015

New Covenant Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pentair Finance
2.900%, 09/15/18	$39	$39
Precision Castparts
3.250%, 06/15/25	90	89
Republic Services
3.550%, 06/01/22	40	41
Roper Technologies
3.000%, 12/15/20	10	10
Ryder System MTN
3.500%, 06/01/17	70	71
2.875%, 09/01/20	23	23
Statoil
2.750%, 11/10/21	15	15
Tyco International Finance
3.900%, 02/14/26	19	19
Union Pacific
5.404%, 07/02/25	173	188
United Parcel Service
2.450%, 10/01/22	23	23
United Technologies
3.100%, 06/01/22	42	43
Waste Management
3.500%, 05/15/24	130	131
3.125%, 03/01/25	34	33

		7,085

Information Technology—0.9%
Apple
3.200%, 05/13/25	38	38
2.850%, 05/06/21	91	93
2.400%, 05/03/23	134	131
0.584%, 05/03/18 (A)	79	79
Arrow Electronics
7.500%, 01/15/27	70	82
3.000%, 03/01/18	21	21
Cisco Systems
3.500%, 06/15/25	29	30
3.000%, 06/15/22	56	57
eBay
2.600%, 07/15/22	99	92
1.350%, 07/15/17	44	44
Hewlett-Packard
4.650%, 12/09/21	46	46
3.750%, 12/01/20	26	26
Intel
3.700%, 07/29/25	66	68
International Business Machines
1.625%, 05/15/20	222	217
KLA-Tencor
4.125%, 11/01/21	280	280
MasterCard
3.375%, 04/01/24	190	194

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Microsoft
3.625%, 12/15/23	$58	$61
2.375%, 02/12/22	45	44
2.375%, 05/01/23	45	44
0.875%, 11/15/17	15	15
Oracle
2.950%, 05/15/25	100	98
2.500%, 10/15/22	121	118
2.375%, 01/15/19	61	62
1.200%, 10/15/17	190	190
Texas Instruments
1.650%, 08/03/19	26	26
Visa
3.150%, 12/14/25	150	150
2.200%, 12/14/20	300	300
Xerox
2.750%, 09/01/20	45	42

		2,648

Materials — 0.6%
Barrick Gold
4.100%, 05/01/23	57	49
CF Industries
7.125%, 05/01/20	50	56
Dow Chemical
8.850%, 09/15/21	80	102
3.000%, 11/15/22	71	68
Ecolab
4.350%, 12/08/21	80	85
1.450%, 12/08/17	56	56
Freeport Minerals
7.125%, 11/01/27	100	62
Freeport-McMoRan
4.000%, 11/14/21	210	126
3.875%, 03/15/23	30	17
Freeport-McMoRan Copper & Gold
2.150%, 03/01/17	65	59
Freeport-McMoran Oil & Gas
6.875%, 02/15/23	27	17
6.500%, 11/15/20	26	17
Mosaic
4.250%, 11/15/23	71	71
3.750%, 11/15/21	70	70
Nucor
4.000%, 08/01/23	27	26
OCP
4.500%, 10/22/25 (B)	400	372
Potash Corp. of Saskatchewan
4.875%, 03/30/20	64	69
3.000%, 04/01/25	16	15
Praxair
2.650%, 02/05/25	16	15

16	New Covenant Funds / Semi-Annual Report / December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rio Tinto Finance USA
4.125%, 05/20/21	$150	$150
1.625%, 08/21/17	33	33
Southern Copper
3.500%, 11/08/22	130	120
Teck Resources
4.750%, 01/15/22	59	29
3.750%, 02/01/23	26	12

		1,696

Telecommunication Services -1.6%
AT&T
5.500%, 02/01/18	55	59
4.450%, 05/15/21	40	43
3.875%, 08/15/21	20	21
3.400%, 05/15/25	349	335
3.000%, 02/15/22	150	147
3.000%, 06/30/22	169	165
1.400%, 12/01/17	150	149
Bharti Airtel
4.375%, 06/10/25 (B)	200	195
British Telecommunications
2.350%, 02/14/19	270	271
CCO Safari II
4.908%, 07/23/25 (B)	300	300
4.464%, 07/23/22 (B)	202	201
Cisco Systems
2.900%, 03/04/21	16	16
Cox Communications
3.850%, 02/01/25 (B)	75	69
3.250%, 12/15/22 (B)	60	54
Discovery Communications
3.300%, 05/15/22	96	90
GTE
6.940%, 04/15/28	120	142
GTP Acquisition Partners I
3.482%, 06/16/25 (B)	27	27
2.350%, 06/15/20 (B)	31	30
Qwest
6.875%, 09/15/33	76	73
Rogers Communications
4.100%, 10/01/23	117	121
Thomson Reuters
1.300%, 02/23/17	61	61
Verizon Communications
6.400%, 09/15/33	120	137
5.150%, 09/15/23	985	1,083
4.500%, 09/15/20	215	231
3.000%, 11/01/21	134	133
2.625%, 02/21/20	312	313
2.450%, 11/01/22	130	123

		4,589

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Utilities — 1.4%
AGL Capital
5.250%, 08/15/19	$100	$108
3.500%, 09/15/21	70	70
American Electric Power
1.650%, 12/15/17	10	10
American Water Capital
3.850%, 03/01/24	60	63
Arizona Public Service
2.200%, 01/15/20	12	12
Atmos Energy
8.500%, 03/15/19	80	94
Baltimore Gas & Electric
2.800%, 08/15/22	38	38
Berkshire Hathaway Energy
3.750%, 11/15/23	117	120
1.100%, 05/15/17	120	119
CenterPoint Energy Houston Electric
2.250%, 08/01/22	70	67
CMS Energy
8.750%, 06/15/19	40	48
Consumers Energy
5.650%, 04/15/20	60	68
Detroit Edison
2.650%, 06/15/22	21	21
Dominion Gas Holdings
2.800%, 11/15/20	29	29
DTE Energy
3.850%, 12/01/23	21	22
3.300%, 06/15/22 (B)	20	20
Duke Energy
3.550%, 09/15/21	170	173
Duke Energy Indiana
3.750%, 07/15/20	88	93
Duke Energy Progress
3.250%, 08/15/25	37	37
2.800%, 05/15/22	58	58
Entergy Louisiana
6.500%, 09/01/18	100	111
Exelon Generation
2.950%, 01/15/20	30	30
FirstEnergy
4.250%, 03/15/23	290	295
2.750%, 03/15/18	340	341
Hydro-Quebec
8.400%, 01/15/22	80	103
Kansas City Power & Light
6.375%, 03/01/18	64	70
Nevada Power
6.500%, 08/01/18	92	102
New Valley Generation I
7.299%, 03/15/19	657	711

New Covenant Funds / Semi-Annual Report / December 31, 2015	17

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2015

New Covenant Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NextEra Energy Capital Holdings
3.625%, 06/15/23	$90	$90
Niagara Mohawk Power
3.508%, 10/01/24 (B)	28	28
Nisource Finance
3.850%, 02/15/23	100	102
Pacific Gas & Electric
3.500%, 06/15/25	25	26
3.400%, 08/15/24	70	70
2.450%, 08/15/22	26	25
Peco Energy
1.200%, 10/15/16	50	50
PPL Capital Funding
4.200%, 06/15/22	40	42
PSEG Power
4.150%, 09/15/21	110	112
2.450%, 11/15/18	44	44
Public Service of New Hampshire
3.500%, 11/01/23	12	12
Public Service of Oklahoma
5.150%, 12/01/19	150	164
San Diego Gas & Electric
6.000%, 06/01/26	56	69
Sempra Energy
6.150%, 06/15/18	120	131
Southern
2.150%, 09/01/19	44	43
Southern Power
4.150%, 12/01/25	28	28
Virginia Electric and Power
3.450%, 02/15/24	32	33
WEC Energy Group
3.550%, 06/15/25	35	35
Wisconsin Electric Power
1.700%, 06/15/18	100	99
Xcel Energy
0.750%, 05/09/16	35	35

		4,271

Total Corporate Obligations (Cost $68,913) ($ Thousands)		68,764

U.S. TREASURY OBLIGATIONS — 20.0%
U.S. Treasury Bonds
3.125%, 08/15/44	400	409
3.000%, 11/15/44	480	478
3.000%, 05/15/45	1,240	1,234
3.000%, 11/15/45	440	439
2.875%, 08/15/45	30	29
2.692%, 05/15/24	800	657
2.503%, 05/15/32	200	125
2.327%, 08/15/24	380	309

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
2.319%, 02/15/24	$800	$663
2.297%, 08/15/23	280	236
2.216%, 11/15/23	200	167
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/25	770	1,104
1.375%, 02/15/44	440	457
0.750%, 02/15/45	2,240	1,973
0.625%, 01/15/24	690	695
0.375%, 07/15/23	890	889
0.375%, 07/15/25	1,140	1,107
0.125%, 01/15/22	100	102
0.125%, 07/15/24	350	333
U.S. Treasury Notes
4.625%, 11/15/16	600	620
3.625%, 02/15/21	400	435
3.500%, 02/15/18	550	577
3.500%, 05/15/20	400	430
3.375%, 05/15/44	1,260	1,352
3.125%, 04/30/17	800	823
3.125%, 05/15/19	150	158
3.125%, 05/15/21	500	532
2.750%, 05/31/17	500	513
2.625%, 08/15/20	200	208
2.625%, 11/15/20	640	665
2.375%, 08/15/24	460	465
2.250%, 11/15/24	130	130
2.125%, 08/31/20	1,565	1,590
2.125%, 01/31/21	410	416
2.000%, 07/31/20	90	91
2.000%, 10/31/21	100	100
2.000%, 11/30/22	550	547
2.000%, 08/15/25	350	341
1.875%, 06/30/20	3,320	3,343
1.875%, 05/31/22	2,480	2,456
1.875%, 10/31/22	1,010	997
1.750%, 05/31/16	1,000	1,005
1.750%, 05/15/23	1,050	1,023
1.625%, 03/31/19	20	20
1.625%, 06/30/19	120	121
1.625%, 12/31/19	180	180
1.500%, 08/31/18	760	765
1.500%, 01/31/19	380	381
1.500%, 02/28/19	350	351
1.500%, 05/31/19	680	681
1.500%, 10/31/19	170	170
1.500%, 11/30/19	240	239
0.875%, 04/15/17	60	60
0.875%, 10/15/17	80	80
0.875%, 11/15/17	30	30
0.750%, 03/15/17	310	310
0.750%, 06/30/17	1,200	1,196
0.750%, 02/28/18	100	99
0.625%, 10/15/16	300	300

18	New Covenant Funds / Semi-Annual Report / December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury STRIPS
3.210%, 08/15/31	$100	$64
2.711%, 11/15/24	350	283
2.616%, 02/15/23	1,320	1,127
2.571%, 11/15/22	300	258
2.528%, 05/15/23	1,450	1,227
2.495%, 02/15/22	2,745	2,410
2.494%, 11/15/21	1,165	1,031
2.418%, 08/15/21	2,300	2,051
2.283%, 05/15/22	785	684
1.922%, 05/15/21	1,490	1,338
1.658%, 05/15/19	2,100	1,996
1.612%, 02/15/20	1,341	1,249
1.582%, 05/15/20	540	498
1.402%, 02/15/21	945	854
1.383%, 08/15/18	600	581
1.372%, 11/15/19	1,051	985
1.358%, 08/15/20	801	736
1.078%, 05/15/18	750	729
0.946%, 08/15/17	1,000	985
0.868%, 02/15/17	200	198
0.675%, 08/15/16	1,251	1,246
U.S. Treasury Inflation Indexed Bonds
0.125%, 04/15/20	3,430	3,439

Total U.S. Treasury Obligations (Cost $59,238) ($ Thousands)		59,175

ASSET-BACKED SECURITIES - 11.1%
Automotive - 2.7%
Ally Auto Receivables Trust, Ser 2013-2, CI A3
0.790%, 01/15/18	208	208
American Credit Acceptance Receivables Trust, Ser 2013-1, CI A
1.450%, 04/16/18	1	1
American Credit Acceptance Receivables Trust, Ser 2014-4, CI A
1.330%, 07/10/18	21	21
AmeriCredit Automobile Receivables 2015-4, Ser 2015-4, CI A3
1.700%, 07/08/20	112	111
ARI Fleet Lease Trust, Ser 2012-B, CI A
0.497%, 01/15/21 (A)	79	79
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, CI A
2.100%, 03/20/19	400	398
California Republic Auto Receivables Trust, Ser 2012-1, CI A
1.180%, 08/15/17	2	2
Capital Auto Receivables Asset Trust 2015-4, Ser 2015-4, CI A2
1.620%, 03/20/19	136	135

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CarFinance Capital Auto Trust, Ser 2013-2A, CI A
1.750%, 11/15/17	$2	$2
CarFinance Capital Auto Trust, Ser 2014-2A, CI A
1.440%, 11/16/20	297	295
CarFinance Capital Auto Trust, Ser 2015-1A, CI A
1.750%, 06/15/21	84	84
CarMax Auto Owner Trust, Ser 2013-4, CI A3
0.800%, 07/16/18	31	31
CarMax Auto Owner Trust, Ser 2013-4, CI A4
1.280%, 05/15/19	41	41
Carnow Auto Receivables Trust, Ser 2015-1A, CI A
1.690%, 01/15/20	198	197
Chrysler Capital Auto Receivables Trust, Ser 2014-AA, CI A3
0.830%, 09/17/18	62	61
CPS Auto Receivable Trust, Ser 2013-B, CI A
1.820%, 09/15/20	94	94
CPS Auto Receivable Trust, Ser 2013-C, CI A
1.640%, 04/16/18	57	57
CPS Auto Receivable Trust, Ser 2013-D, CI A
1.540%, 07/16/18	50	50
CPS Auto Receivable Trust, Ser 2014-A, CI A
1.210%, 08/15/18	32	32
CPS Auto Receivables Trust, Ser 2014-B, CI A
1.110%, 11/15/18	76	75
CPS Auto Receivables Trust, Ser 2014-C, CI A
1.310%, 02/15/19	144	143
CPS Auto Receivables Trust, Ser 2014-D, CI A
1.490%, 04/15/19	129	128
CPS Auto Receivables Trust, Ser 2015-B, CI A
1.650%, 11/15/19	249	248
Credit Acceptance Auto Loan Trust, Ser 2014-2A, CI A
1.880%, 03/15/22	310	308
Credit Acceptance Auto Loan Trust, Ser 2015-2A, CI A
2.400%, 02/15/23	283	281
Drive Auto Receivables Trust, Ser 2015-AA, CI D
4.120%, 07/15/22	74	73
Drive Auto Receivables Trust, Ser 2015-BA, CI A3
1.300%, 06/15/18	132	132
Drive Auto Receivables Trust, Ser 2015-BA, CI B
2.120%, 06/17/19	192	192
Drive Auto Receivables Trust, Ser 2015-DA, CI D
4.590%, 01/17/23	88	87

New Covenant Funds / Semi-Annual Report / December 31, 2015	19

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2015

New Covenant Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Drive Auto Receivables Trust, Ser 2015-DA, CI B
2.590%, 12/16/19	$500	$498
DT Auto Owner Trust 2015-3, Ser 2015-3A, CI B
2.460%, 11/15/19	450	447
DT Auto Owner Trust, Ser 2014-3A, CI A
0.980%, 04/16/18	78	78
DT Auto Owner Trust, Ser 2015-2A, CI A
1.240%, 09/17/18	236	236
Exeter Automobile Receivables Trust, Ser 2014-1A, CI A
1.290%, 05/15/18	17	17
Exeter Automobile Receivables Trust, Ser 2014-2A, CI A
1.060%, 08/15/18	22	22
Exeter Automobile Receivables Trust, Ser 2014-3A, CI B
2.770%, 12/15/17	167	166
Exeter Automobile Receivables Trust, Ser 2014-3A, CI A
1.320%, 01/15/19	38	38
Exeter Automobile Receivables Trust, Ser 2015-1A, CI A
1.600%, 06/17/19	105	104
Exeter Automobile Receivables Trust, Ser 2015-2A, CI A
1.540%, 11/15/19	128	127
Exeter Automobile Receivables Trust, Ser 2015-3A, CI B
3.590%, 08/16/21	485	480
Fifth Third Auto Trust, Ser 2013-1, CI A3
0.880%, 10/16/17	45	45
First Investors Auto Owner Trust, Ser 2013-1A, CI A2
0.900%, 10/15/18	2	2
First Investors Auto Owner Trust, Ser 2014-3A, CI A2
1.060%, 11/15/18	102	101
Flagship Credit Auto Trust, Ser 2013-1, CI A
1.320%, 04/16/18	18	18
Flagship Credit Auto Trust, Ser 2013-2, CI A
1.940%, 01/15/19	78	78
Flagship Credit Auto Trust, Ser 2014-2, CI B
2.840%, 11/16/20	357	357
Flagship Credit Auto Trust, Ser 2014-2, CI C
3.950%, 12/15/20	44	44
Flagship Credit Auto Trust, Ser 2014-2, CI A
1.430%, 12/16/19	54	54
Flagship Credit Auto Trust, Ser 2015-3, CI B
3.680%, 03/15/22	101	100
Flagship Credit Auto Trust, Ser 2015-3, CI A
2.380%, 10/15/20	280	279

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, CI A2
0.711%, 01/15/18 (A)	$100	$100
GLS Auto Receivables Trust, Ser 2015-1A, CI A
2.250%, 12/15/20	288	288
GO Financial Auto Securitization Trust 2015- 2, Ser 2015-2, CI B
4.800%, 08/17/20	107	107
GO Financial Auto Securitization Trust 2015- 2, Ser 2015-2, CI A
3.270%, 11/15/18	189	188
GO Financial Auto Securitization Trust, Ser 2015-1, CI A
1.810%, 03/15/18	153	152
Honda Auto Receivables Owner Trust, Ser 2013-2, CI A3
0.530%, 02/16/17	34	34
Santander Drive Auto Receivables Trust, Ser 2015-S1, CI R1
1.930%, 09/17/19	63	63
Santander Drive Auto Receivables Trust, Ser 2015-S7, CI R1
1.970%, 03/16/21	51	51
Tidewater Auto Receivables Trust, Ser 2014-A, CI A3
1.400%, 07/15/18	81	81
Westlake Automobile Receivables Trust, Ser 2014-2A, CI A2
0.970%, 10/16/17	102	102

		8,023

Home-0.7%
Ameriquest Mortgage Securities, Ser 2003-9, CI AV1
0.981%, 09/25/33 (A)	127	122
Argent Securities, Ser 2004-W5, CI AV2
1.462%, 04/25/34 (A)	321	303
Bayview Financial Acquisition Trust, Ser 2007-A, CI 1A2
6.205%, 05/28/37	192	201
Centex Home Equity, Ser 2005-C, CI AF5
5.048%, 06/25/35	146	148
Citifinancial Mortgage Securities, Ser 2004-1, CI AF4
4.570%, 04/25/34	300	312
Lake Country Mortgage Loan Trust, Ser 2006-HE1, CI M5
2.197%, 07/25/34 (A)	390	396
Master Asset-Backed Securities Trust, Ser 2007-NCW, CI A1
0.521%, 05/25/37 (A)	377	335
New Century Home Equity Loan Trust, Ser 2003-A, CI A
0.941%, 10/25/33 (A)	130	122

20	New Covenant Funds / Semi-Annual Report / December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
NovaStar Mortgage Funding Trust, Ser 2003-3, CI A2C
1.257%, 12/25/33 (A)	$149	$140

		2,079

Other Asset-Backed Securities—7.7%
Academic Loan Funding Trust, Ser 2012-1A, CI A1
1.222%, 12/27/22 (A)	50	50
Academic Loan Funding Trust, Ser 2013-1A, CI A
1.021%, 12/26/44 (A)	113	110
ARLPSecuritization Trust, Ser 2015-1, CI A1
3.967%, 05/25/55	368	359
Axis Equipment Finance Receivables II, Ser 2013-IA, CI A
1.750%, 03/20/17	21	21
Axis Equipment Finance Receivables III, Ser 2015-IA, CI A2
1.900%, 03/20/20	100	100
B2R Mortgage Trust, Ser 2015-1, Cl A1
2.524%, 05/15/48	230	225
B2R Mortgage Trust, Ser 2015-2, Cl A
3.336%, 11/15/48	352	351
Banc of America Funding, Ser 2012-R6, CI 1A1
3.000%, 10/26/39 (D)	104	103
BCC Funding X, Ser 2015-1, Cl A2
2.224%, 10/20/20	309	309
Blue Elephant Loan Trust, Ser 2015-1, CI A
3.120%, 12/15/22	176	175
Brazos Higher Education Authority, Ser 2005-2, Cl A10
0.723%, 12/26/19 (A)	402	399
Citi Held For Asset Issuance, Ser 2015-PM1, CI A
1.850%, 12/15/21	101	101
Consumer Credit Origination Loan Trust, Ser 2015-1, CIA
2.820%, 03/15/21	379	379
Countrywide Asset-Backed Certificates, Ser 2005-1, CI AF6
5.030%, 07/25/35 (A)	78	80
Countrywide Asset-Backed Certificates, Ser 2007-13, CI 2A2M
1.672%, 10/25/47 (A)	284	257
Countrywide Asset-Backed Certificates, Ser 2007-4, CI A4W
5.349%, 04/25/47 (A)	371	360
Countrywide Home Equity Loan Trust, Ser 2006-F, CI 2A1A
0.471%, 07/15/36 (A)	754	663

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
DRB Prime Student Loan Trust, Ser 2015-B, CI A1
2.121%, 10/27/31 (A)	$707	$715
DRB Prime Student Loan Trust, Ser 2015-D, CI A2
3.200%, 01/25/40	800	780
Educational Funding of the South, Ser 2011-1.CI A2
0.970%, 04/25/35 (A)	466	455
FirstKey Lending Trust, Ser 2015-SFR1, CI A
2.553%, 03/09/47	427	419
FNDUS Skyline
3.260%, 12/24/27	300	298
Fortress Opportunities, Ser 2013-1A, CI AR
4.210%, 10/25/18 (D)
GCAT, Ser 2015-2, CI A1
3.750%, 07/25/20	366	363
GMAT Trust, Ser 2013-1A, CI A
3.967%, 11/25/43	94	95
Green Tree Agency Advance Funding Trust I, Ser 2015-T2, CI DT2
4.669%, 10/15/48	177	175
Key Resorts, Ser 2014-A, CI A
3.220%, 03/17/31	83	82
MarkePlace Loan Trust, Ser 2015-0D2, CI A
3.250%, 08/17/17	102	102
Marketplace Loan Trust, Ser 2015-0D1, CI A
3.250%, 06/17/17	65	65
Marketplace Loan Trust, Ser 2015-0D3, CI A
3.875%, 09/17/17	441	440
Marketplace Loan Trust, Ser 2015-0D4, CI A
3.250%, 12/18/17	160	159
Nationstar HECM Loan Trust, Ser 2015-1A, CI A
3.844%, 05/25/13	81	81
Nationstar HECM Loan Trust, Ser 2015-2A, CI A
3.000%, 11/25/25	101	101
Nationstar HECM Loan Trust, Ser 2015-2A, CI M1
4.000%, 11/25/25	100	100
Navitas Equipment Receivables, Ser 2013-1, CI A
1.950%, 11/15/16	13	13
Normandy Mortgage Loan Trust, Ser 2013-NPL3, CI A
4.949%, 09/16/43	50	50
NRPL Trust, Ser 2015-2A, CI A1
3.750%, 10/25/57	178	176
NRZ Advance Receivables Trust Advance Receivables Backed, Ser 2015-T1, CI AT1
2.315%, 08/15/46	300	300

New Covenant Funds / Semi-Annual Report / December 31, 2015	21

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2015

New Covenant Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
NRZ Advance Receivables Trust Advance Receivables Backed, Ser2015-T3, CI DT3
4.266%, 11/15/46	$200	$200
NRZ Advance Receivables Trust Advance Receivables Backed, Ser 2015-T4, CI AT4
3.196%, 11/15/47	300	299
Oak Hill Advisors Residential Loan Trust, Ser 2014-NPL2, CI A1
3.352%, 04/25/54	110	109
Oak Hill Advisors Residential Loan Trust, Ser 2015-NPL1, CI A1
3.475%, 01/25/55	149	148
Oak Hill Advisors Residential Loan Trust, Ser 2015-NPL2, CI A1
3.721%, 07/25/55	157	156
Ocwen Master Advance Receivables Trust, Ser 2015-T3, CI AT3
3.211%, 11/15/47	221	220
OnDeck Asset Securitization Trust, Ser 2014-1A, CI A
3.150%, 05/17/18	117	117
OneMain Financial Issuance Trust, Ser 2014-2A, CI A
2.470%, 09/18/24	326	325
OneMain Financial Issuance Trust, Ser 2015-1A, CI A
3.190%, 03/18/26	288	287
OneMain Financial Issuance Trust, Ser 2015-2A, CI A
2.570%, 07/18/25	263	260
Pretium Mortgage Credit Partners I, Ser 2015-NPL2, CI A1
3.750%, 07/27/30	371	367
Progress Residential Trust, Ser 2015-SFR2, CI A
2.740%, 06/12/32	386	377
Progress Residential Trust, Ser 2015-SFR3, CI A
3.067%, 11/12/32	263	259
Purchasing Power Funding, Ser 2015-A, CI A2
4.750%, 12/15/19	250	249
RMAT, Ser 2015-NPL1, CI A1
3.750%, 05/25/55	84	83
SLM Student Loan Trust, Ser 2002-A, CI A2
1.062%, 12/16/30 (A)	531	515
SLM Student Loan Trust, Ser 2003-4, CI B
1.162%, 06/15/38 (A)	471	408
SLM Student Loan Trust, Ser 2005-5, CI B
0.570%, 10/25/40 (A)	588	493
SLM Student Loan Trust, Ser 2005-6, CI B
0.610%, 01/25/44 (A)	1,044	853

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.470%, 10/25/29 (A)	$662	$626
SLM Student Loan Trust, Ser 2013-A, CI A1
0.931%, 08/15/22 (A)	131	131
Small Business Administration, Ser 2013-20, CI 1
3.620%, 09/01/33	143	152
Small Business Administration, Ser 2013-20J, CI 1
3.370%, 10/01/33	141	146
Small Business Administration, Ser 2015-20D, CI 1
2.510%, 04/01/35	147	146
SMB Private Education Loan Trust, Ser 2014-A, CI A1
0.697%, 09/15/21 (A)	916	912
SMB Private Education Loan Trust, Ser 2015-B.CI A1
1.031%, 02/15/23 (A)	407	406
SoFi Professional Loan Program, Ser 2015-D, CI A2
2.720%, 10/27/36	300	298
SpringCastle America Funding, Ser 2014-AA, CI A
2.700%, 05/25/23	240	239
SpringCastle America Funding, Ser 2014-AA, CI B
4.610%, 10/25/27	100	100
Springleaf Funding Trust, Ser 2013-BA, CI A
3.920%, 01/16/23	150	150
Springleaf Funding Trust, Ser 2014-AA, CI A
2.410%, 12/15/22	467	466
Springleaf Funding Trust, Ser 2015-AA, CI A
3.160%, 11/15/24	131	130
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2015-T2, Ser 2015-T2, CI CT2
3.740%, 01/15/47	142	142
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2015-T3, Ser 2015-T3, CI CT3
3.910%, 07/15/47	162	162
Stanwich Mortgage Loan Trust, Ser 2013-NPL2, CI A
3.228%, 04/16/59	43	42
Sunset Mortgage Loan, Ser 2014-NPL2, CI A
3.721%, 11/16/44	134	134
Trade Maps, Ser 2013-1A, CI A
0.993%, 12/10/18 (A)	760	755
Trafigura Securitisation Finance, Ser 2014-1A, CI A
1.281%, 10/15/21 (A)	200	199

22	New Covenant Funds / Semi-Annual Report / December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Truman Capital Mortgage Loan Trust, Ser 2014-NPL1, CI A1
3.228%, 07/25/53	$38	$38
Truman Capital Mortgage Loan Trust, Ser 2014-NPL2, CI A1
3.125%, 06/25/54	3	3
Truman Capital Mortgage Loan Trust, Ser 2014-NPL3, CI A1
3.125%, 04/25/53	22	22
US Residential Opportunity Fund II Trust, Ser 2015-II, CI A
3.721%, 02/27/35	206	205
US Residential Opportunity Fund Trust, Ser 2015-III, Cl A
3.721%, 01/27/35	218	217
Vericrest Opportunity Loan Transferee, Ser 2014-NP11, CI A1
3.875%, 04/25/55	91	91
Vericrest Opportunity Loan Transferee, Ser 2014-NPL6, CI A1
3.125%, 09/25/43	137	137
Vericrest Opportunity Loan Transferee, Ser 2014-NPL7, CI A1
3.375%, 08/27/57	171	170
Vericrest Opportunity Loan Transferee, Ser 2015-NPL1, CI A1
3.625%, 10/25/57	160	159
Vericrest Opportunity Loan Transferee, Ser 2015-NPL2, CI A1
3.375%, 02/25/55	129	128
Vericrest Opportunity Loan Transferee, Ser 2015-NPL3, CI A1
3.375%, 10/25/58	306	301
Vericrest Opportunity Loan Transferee, Ser 2015-NPL4, CI A1
3.500%, 02/25/55	136	134
Vericrest Opportunity Loan Transferee, Ser 2015-NPL5, CI A1
3.500%, 03/25/55	343	337
Vericrest Opportunity Loan Transferee, Ser 2015-NPL6, CI A1
3.500%, 02/25/55	274	271
Vericrest Opportunity Loan Transferee, Ser 2015-NPL8, CI A1
3.500%, 06/26/45	352	347
Vericrest Opportunity Loan Transferee, Ser 2015-NPL9, CI A1
3.500%, 06/26/45	297	293

Total Asset-Backed Securities (Cost $33,244) ($ Thousands)		22,925

		33,027

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FOREIGN BONDS-3.4%
African Development Bank
8.800%, 09/01/19	$80	$97
Agrium
3.375%, 03/15/25	54	49
America Movil
3.125%, 07/16/22	200	196
ANZ New Zealand Int’l
1.750%, 03/29/18 (B)	200	199
Barclays Bank
5.125%, 01/08/20	100	110
BHP Billiton Finance USA
6.500%, 04/01/19	210	231
3.250%, 11/21/21	140	132
2.050%, 09/30/18	49	48
BNP Paribas MTN
2.700%, 08/20/18	300	304
2.375%, 09/14/17	320	324
BP Capital Markets
3.506%, 03/17/25	20	19
3.245%, 05/06/22	50	49
3.062%, 03/17/22	30	30
2.241%, 09/26/18	80	80
1.375%, 11/06/17	58	58
Celulosa Arauco y Constitucion
4.750%, 01/11/22	270	275
Cooperatieve Centrale
Raiffeisen-Boerenleenbank
3.375%, 01/19/17	310	317
Deutsche Telekom International Finance
5.750%, 03/23/16	290	293
Ecopetrol
4.250%, 09/18/18	140	139
4.125%, 01/16/25	30	24
Electricite de France
2.150%, 01/22/19 (B)	44	44
FMS Wertmanagement AoeR
1.000%, 11/21/17	200	199
Glencore Finance Canada
5.800%, 11/15/16 (B)	40	40
2.700%, 10/25/17 (B)	210	192
HSBC Holdings
4.000%, 03/30/22	80	84
Hutchison Whampoa International 12 II
3.250%, 11/08/22 (B)	200	199
Intesa Sanpaolo MTN
5.017%, 06/26/24 (B)	200	197
3.125%, 01/15/16	400	400
Koninklijke Philips
3.750%, 03/15/22	80	82
Landwirtschaftliche Rentenbank
1.375%, 10/23/19	110	108
Macquarie Bank
5.000%, 02/22/17 (B)	320	331

New Covenant Funds / Semi-Annual Report / December 31, 2015	23

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2015

New Convenant Income Fund (Continued)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FOREIGN BONDS (continued)
Mizuho Bank
1.800%, 03/26/18 (B)	200	$199
National Australia Bank
1.250%, 03/08/18 (B)	1,150	1,137
Nippon Telegraph & Telephone
1.400%, 07/18/17	35	35
Petrobras Global Finance BV
7.875%, 03/15/19	80	71
5.375%, 01/27/21	1,030	767
4.375%, 05/20/23	36	24
Petroleos Mexicanos
4.875%, 01/24/22	430	414
4.875%, 01/18/24	294	274
4.500%, 01/23/26 (B)	51	45
4.250%, 01/15/25 (B)	16	14
3.500%, 07/23/20 (B)	66	62
3.500%, 01/30/23	260	227
3.125%, 01/23/19	12	12
Schlumberger Norge
3.650%, 12/01/23	41	42
Shell International Finance
4.375%, 03/25/20	130	140
3.400%, 08/12/23	70	69
1.125%, 08/21/17	47	47
Siemens Financieringsmaatschappij
6.125%, 08/17/26 (B)	100	123
Statoil
2.650%, 01/15/24	64	60
1.200%, 01/17/18	56	55
1.150%, 05/15/18	60	59
Talisman Energy
7.750%, 06/01/19	70	75
Telefonica Emisiones SAU
5.134%, 04/27/20	162	177
Total Capital International
3.700%, 01/15/24	42	43
1.550%, 06/28/17	33	33
0.750%, 01/25/16	11	11
UBS
0.750%, 03/24/16 (B)	900	899
Vale Overseas
4.375%, 01/11/22	155	117

Total Foreign Bonds (Cost $10,624) ($ Thousands)		10,081

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.1%
FHLMC
2.375%, 01/13/22	1,090	1,105
1.250%, 10/02/19	70	69
FICO STRIPS, PO
0.000%, 05/11/18	340	329

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FNMA
2.474%, 10/09/19	$1,190	$1,102
FNMA, Ser 2015-55, CI IO,IO
1.707%, 08/25/55 (A)	94	6
FNMA, Ser 2015-56, CI AS, IO
5.728%, 08/25/45 (A)	97	25
GNMA, Ser 2013-H01, CI TA
0.695%, 01/20/63 (A)	401	401
GNMA, Ser 2015-H20, CI FA
0.662%, 08/20/65 (A)	388	382
GNMA, Ser 44, CI A
2.170%, 04/16/41	129	130
Resolution Funding Corp. STRIPS
1.640%, 07/15/20	970	886
1.365%, 10/15/19	760	708
Tennessee Valley Authority
3.875%, 02/15/21	790	862
1.750%, 10/15/18	98	99

Total U.S. Government Agency Obligations (Cost $6,137) ($ Thousands)		6,104

SOVEREIGN DEBT - 2.1%
Colombia Government International Bond
5.625%, 02/26/44	280	255
Indonesia Government International Bond MTN
3.750%, 04/25/22	370	355
Israel Government AID Bond
2.983%, 02/15/25	150	114
2.944%, 11/15/24	150	116
2.914%, 08/15/24	160	124
Mexico Government International Bond MTN
4.000%, 10/02/23	116	117
3.600%, 01/30/25	380	370
3.500%, 01/21/21	773	785
Peruvian Government International Bond
6.550%, 03/14/37	60	69
5.625%, 11/18/50	270	276
Poland Government International Bond
5.125%, 04/21/21	440	490
4.000%, 01/22/24	510	536
Province of Ontario Canada
4.400%, 04/14/20	840	918
1.100%, 10/25/17	500	498
Province of Quebec Canada
2.625%, 02/13/23	500	496
Russian Foreign Bond
7.500%, 03/31/30	265	318

24	New Covenant Funds / Semi-Annual Report / December 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Turkey Government International Bond
5.750%, 03/22/24	$210	$222

Total Sovereign Debt (Cost $6,054) ($ Thousands)		6,059

MUNICIPAL BOND - 0.0%
Los Angeles, Department of Airports, Build America Bonds, RB
6.582%, 05/15/39	25	32

Total Municipal Bond (Cost $32) ($ Thousands)		32

REPURCHASE AGREEMENT (C) —3.8%
Goldman Sachs
0.300%, dated 12/31/15, to be repurchased on 01/04/16, repurchase price $11,200,373 (collateralized by a U.S. Government Obligation, 0.300%, 02/26/2020, par value $11,200,000; with total market value $11,473,000)	11,200	11,200

Total Repurchase Agreement (Cost $11,200) ($ Thousands)		11,200

	Shares
CASH EQUIVALENT-1.5%
SEI Daily Income Trust, Prime Obligation Fund, CI A
0.230% **†	4,495,793	4,496

Total Cash Equivalent (Cost $4,496) ($ Thousands)		4,496

Total Investments - 101.8% (Cost $301,343) ($ Thousands)		$301,572

	Contracts
PURCHASED OPTIONS (D)* - 0.0%
February 2016, U.S. 10 Year Future Put, Expires 2/16/2016, Strike Price $126.5	10	3
January 2016, Euro Dollar Future Put, Expires 1/16/2016, Strike Price $98.75	20	7
January 2016, Euro Dollar Future Put, Expires 1/16/2016, Strike Price $98.88	22	14

Total Purchased Options (Cost $13) ($ Thousands)		24

WRITTEN OPTION (D)* — 0.0%
March 2016, IMM EURO Future Option Put, Expires 3/19/16, Strike Price $99.25	(150)	(14)

Total Written Option (Premiums Received $6) ($ Thousands)		(14)

A list of the open futures contracts held by the Fund at December 31, 2015 are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	(29)	Dec-2016	$18
90-Day Euro$	16	Mar-2017	(3)
Euroibor Ice	(291)	Mar-2016	(19)
U.S. 10-Year Treasury Note	(165)	Mar-2016	48
U.S. 2-Year Treasury Note	36	Apr-2016	(11)
U.S. 5-Year Treasury Note	41	Apr-2016	(11)
U.S. Long Treasury Bond	10	Mar-2016	4
U.S. Ultra Long Treasury Bond	28	Mar-2016	37

			$63

For the period ended December 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year

The futures contracts are considered to have interest rate risk associated with them.

Percentages are based on a Net Assets of $296,354 ($ Thousands).

‡	Real Estate Investment Trust.
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2015.
†	Investment in Affiliated Security (see Note 3).
(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on December 31, 2015.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Tri-Party Repurchase Agreement.
(D)	For the period ended December 31, 2015, the total amount of purchased and written options, as presented in the Schedule of Investments, is representative of the volume of activity for these types of derivatives during the period.

AESOP — Auto Employee Stock Ownership Plan

Cl — Class

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only-face amount represents notional amount

LP — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

PO — Principal Only

RB — Revenue Bond

Re-REMIC — Resecuritization of Real Estate Mortgage

Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal

Securities

TBA — To Be Announced

New Covenant Funds / Semi-Annual Report / December 31, 2015	25

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2015

New Covenant Income Fund (Concluded)

The following is a list of the levels of inputs used as of December 31, 2015 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$102,634	$—	$102,634
Corporate Obligations	—	68,764	—	68,764
U.S. Treasury Obligations	—	59,175	—	59,175
Asset-Backed Securities	—	33,027	—	33,027
Foreign Bonds	—	10,081	—	10,081
U.S. Government Agency Obligations	—	6,104	—	6,104
Sovereign Debt	—	6,059	—	6,059
Municipal Bond	—	32	—	32
Repurchase Agreement	—	11,200	—	11,200
Cash Equivalent	4,496	—	—	4,496

Total Investments in Securities	$4,496	$297,076	$—	$301,572

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts*
Appreciation	$107	$—	$—	$107
Depreciation	(44)	—	—	(44)
Purchased Options	24	—	—	24
Written Option	(14)	—	—	(14)

Total Investments in Other Financial Instruments	$73	$—	$—	$73

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

26	New Covenant Funds / Semi-Annual Report / December 31, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2015

New Covenant Balanced Growth Fund

†	Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)
INVESTMENT COMPANIES — 98.8%
New Covenant Growth Fund†	4,961	$170,099
New Covenant Income Fund†	4,822	110,523

Total Investment Companies (Cost $250,973) ($ Thousands)		280,622

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Prime Obligation Fund, CI A
0.230%**†	3,392,946	3,393

Total Cash Equivalent (Cost $3,393) ($ Thousands)		3,393

Total Investments — 100.0% (Cost $254,366) ($ Thousands)		$284,015

Percentages are based on a Net Assets of $284,073 ($ Thousands).

†	Investment in Affiliated Security (see Note 3).
**	Rate shown is the 7-day effective yield as of December 31, 2015.

Cl — Class

As of December 31, 2015, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2015	27

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2015

New Covenant Balanced Income Fund

†	Percentages are based on total investments.

Description	Shares	Market Value ($Thousands)
INVESTMENT COMPANIES — 99.2%
New Covenant Growth Fund†	803	$27,548
New Covenant Income Fund†	2,196	50,333

Total Investment Companies (Cost $70,948) ($ Thousands)		77,881

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Prime Obligation Fund, CI A
0.230%**†	534,312	534

Total Cash Equivalent (Cost $534) ($ Thousands)		534

Total Investments — 99.9% (Cost $71,482) ($ Thousands)		$78,415

Percentages are based on a Net Assets of $78,476 ($ Thousands).

†	Investment in Affiliated Security (see Note 3).
**	Rate shown is the 7-day effective yield as of December 31, 2015.

Cl — Class

As of December 31, 2015, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

28	New Covenant Funds / Semi-Annual Report / December 31, 2015

STATEMENTS OF ASSETS AND LIABILITIES ($ THOUSANDS) (UNAUDITED)

December 31, 2015

	Growth Fund	Income Fund	Balanced Growth Fund		Balanced Income Fund
Assets:
Investments, at value†	$379,402	$285,876	$—		$—
Repurchase agreements, at value††	—	11,200	—		—
Affiliated investments, at value†††	10,262	4,496	284,015		78,415
Options purchased, at value††††	—	24	—		—
Cash	8,725	1,151	—		—
Dividends and interest receivable	391	1,422	171		77
Receivable for fund shares sold	125	213	27		7
Foreign tax reclaim receivable	56	1	—		—
Receivable for investment securities sold	—	6,461	—		—
Cash pledged as collateral for futures contracts	—	104	—		—
Receivable for variation margin	—	41	—		—
Prepaid expenses	20	15	14		4

Total Assets	398,981	311,004	284,227		78,503

Liabilities:
Options written, at value††††	—	14	—		—
Payable for investment securities purchased	1,571	13,826	—		—
Investment advisory fees payable	169	60	—		—
Payable for fund shares redeemed	103	75	67		—
Administration fees payable	68	51	17		9
Social witness and licensing fees payable	49	36	—		—
Shareholder servicing fees payable	34	25	—		—
Payable for variation margin	25	60	—		—
Trustees’ fees payable	2	1	1		—
Income distribution payable	—	406	—		—
Accrued expense payable	110	96	69		18

Total Liabilities	2,131	14,650	154		27

Net Assets	$396,850	$296,354	$284,073		$78,476

† Cost of investments	$348,506	$285,647	$—		$—
†† Cost of repurchase agreements	—	11,200	—		—
††† Cost of affiliated investments	10,262	4,496	254,366		71,482
†††† Premiums received/paid (net)	—	7	—		—
Net Assets:
Paid-in capital — (unlimited authorization — par value $0.001)	$368,687	$350,956	$257,361		$72,374
Undistributed (distributions in excess of) net investment income	(228)	(155)	14		3
Accumulated net realized loss on investments, affiliated investments, written and purchased options, futures contracts and foreign currency transactions	(2,527)	(54,742)	(2,951)		(834)
Net unrealized appreciation on investments and affiliated investments	30,896	229	29,649		6,933
Net unrealized appreciation on futures contracts	31	63	—		—
Net unrealized appreciation on option contracts	—	3	—		—
Net unrealized depreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(9)	—	—		—

Net Assets	$396,850	$296,354	$284,073		$78,476

Net Asset Value, Offering and Redemption Price Per Share	$34.29	$22.92	$89.12	*	$19.63
	($396,850 ÷	($296,354 ÷	($284,073 ÷		($78,476 ÷
	11,573,998 shares )	12,928,649 shares )	3,187,545 shares	)	3,997,254 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

*	Net Assets divided by shares do not calculate to the stated Net Asset Value because Net Asset amount is shown rounded.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2015	29

STATEMENT OF OPERATIONS ($ THOUSANDS) (UNAUDITED)

For the six month period ended December 31, 2015

	Growth Fund	Income Fund	Balanced Growth Fund	Balanced Income Fund
Investment Income:
Dividend income	$3,556	$—	$—	$—
Dividend income from affiliated registered investment company	—	1	4,836	1,056
Interest income	2	3,711	—

Total Investment Income	3,558	3,712	4,836	1,056

Expenses:
Investment advisory fees	1,262	633	—	—
Administration fees	407	302	291	80
Social witness and licensing fees	305	226	—	—
Shareholder servicing fees	204	151	—	—
Chief compliance officer fees	1	1	1	—
Trustee fees	3	2	2	1
Transfer agent fees	48	35	35	10
Professional fees	29	21	20	6
Printing fees	22	17	16	4
Registration fees	18	13	13	3
Custodian fees	4	7	7	2
Other expenses	19	68	8	2

Total Expenses	2,322	1,476	393	108

Less:
Waiver of investment advisory fees	(243)	(267)	—	—
Waiver of administration fees	—		(187)	(27)

Net Expenses	2,079	1,709	206	81

Net Investment Income	1,479	2,503	4,630	975

Net Realized and Change in Unrealized Gain (Loss) on Investments: Net Realized Gain (Loss) on:
Investments	2,459	208	—	—
Affiliated investments	—	—	(3,731)	(786)
Written and purchased options	—	4	—	—
Capital gain distributions received from affiliated investment	—	—	11,355	1,784
Futures contracts	538	569	—	—
Foreign currency transactions	(3)	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(19,068)	(3,119)	—	—
Affiliated investments	—	—	(18,416)	(2,815)
Futures contracts	31	289	—	—
Written and purchased options	—	3	—	—
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	(1)	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	$(14,565)	$457	$(6,162)	$(842)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

30	New Covenant Funds / Semi-Annual Report / December 31, 2015

STATEMENTS OF CHANGES IN NET ASSETS ($ THOUSANDS)

For the six month period ended December 31, 2015 (Unaudited) and the year ended June 30, 2015

	Growth Fund		Income Fund
	07/01/15 to 12/31/15	07/01/14 to 06/30/15	07/01/15 to 12/31/15	07/01/14 to 06/30/15
Operations:
Net investment income	$1,479	$2,250	$2,503	$4,606
Net realized gain from investments, affiliated investments, written and purchased options and futures contracts	2,997	52,508	781	1,944
Net realized loss on foreign currency transactions	(3)	(2)	—	—
Net change in unrealized depreciation on investments, affiliated investments, written and purchased options and futures contracts	(19,037)	(27,889)	(2,827)	(2,016)
Net change in unrealized depreciation on foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(1)	(8)	—	—

Net Increase (Decrease) in Net Assets Resulting From Operations	(14,565)	26,859	457	4,534

Dividends and Distributions From:
Net investment income	(1,708)	(2,335)	(2,657)	(4,984)
Net realized qains	(26,424)	(71,687)	—	—

Total Dividends and Distributions	(28,132)	(74,022)	(2,657)	(4,984)

Capital Share Transactions:
Proceeds from shares issued	22,404	25,692	15,733	35,466
Reinvestment of dividends & distributions	25,513	69,245	293	546
Cost of shares redeemed	(24,528)	(56,468)	(21,767)	(40,306)

Increase (Decrease) in Net Assets Derived From Capital Share Transactions	23,389	38,469	(5,741)	(4,294)

Net Decrease in Net Assets	(19,308)	(8,694)	(7,941)	(4,744)

Net Assets:
Beginning of Period	416,158	424,852	304,295	309,039

End of Period	$396,850	$416,158	$296,354	$304,295

Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$(228)	$1	$(155)	$(1)

Share Transactions:
Shares issued	624	634	682	1,530
Shares issued in lieu of dividends and distributions	737	1,868	13	24
Shares redeemed	(659)	(1,351)	(943)	(1,739)

Increase (Decrease) in Net Assets Derived from Share Transactions	702	1,151	(248)	(185)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2015	31

STATEMENTS OF CHANGES IN NET ASSETS ($ THOUSANDS) (Concluded)

For the six month period ended December 31, 2015 (Unaudited) and the year ended June 30, 2015

	Balanced Growth Fund		Balanced Income Fund
	07/01/15 to 12/31/15	07/01/14 to 06/30/15	07/01/15 to 12/31/15	07/01/14 to 06/30/15
Operations:
Net investment income	$4,630	$2,528	$975	$860
Net realized gain (loss) from affiliated investments	(3,731)	482	(786)	473
Capital gain distributions received from affiliated investments	11,355	31,515	1,784	5,086
Net change in unrealized depreciation on affiliated investments	(18,416)	(21,051)	(2,815)	(3,802)

Net Increase (Decrease) in Net Assets Resulting From Operations	(6,162)	13,474	(842)	2,617

Dividends and Distributions From:
Net investment income	(4,640)	(8,482)	(980)	(1,821)
Net realized gains	(25,693)	(5,579)	(4,082)	(2,156)

Total Dividends and Distributions	(30,333)	(14,061)	(5,062)	(3,977)

Capital Share Transactions:
Proceeds from shares issued	10,845	17,616	4,649	6,727
Reinvestment of dividends & distributions	27,937	11,934	4,468	3,222
Cost of shares redeemed	(15,774)	(37,327)	(4,940)	(14,008)

Increase (Decrease) in Net Assets Derived From Capital Share Transactions	23,008	(7,777)	4,177	(4,059)

Net Decrease in Net Assets	(13,487)	(8,364)	(1,727)	(5,419)

Net Assets:
Beginning of Period	297,560	305,924	80,203	85,622

End of Period	$284,073	$297,560	$78,476	$80,203

Undistributed Net Investment Income Included in Net Assets at Period End	$14	$24	$3	$8

Share Transactions:
Shares issued	110	171	223	314
Shares issued in lieu of dividends and distributions	311	118	226	151
Shares Redeemed	(159)	(365)	(236)	(654)

Increase (Decrease) in Net Assets Derived From Share Transactions	262	(76)	213	(189)

The accompanying notes are an integral part of the financial statements.

32	New Covenant Funds / Semi-Annual Report / December 31, 2015

FINANCIAL HIGHLIGHTS

For the six month period ended December 31, 2015 (Unaudited) and the years ended June 30,

	Growth Fund
	2015(1)		2015	2014	2013	2012(2)		2011(2)
Net Asset Value, Beginning of Period	$38.28		$43.70	$37.28	$32.23	$32.53		$25.11

Investment Activities:
Net investment income	0.14	(3)	0.22 (3)	0.23 (3)	0.28 (3)	0.31	(3)	0.24
Net realized and unrealized gains (losses) on securities and foreign currency transactions	(1.54	)(3)	2.29 (3)	8.55 (3)	5.20 (3)	(0.38	)(3)	7.41

Total from investment activities	(1.40)		2.51	8.78	5.48	(0.07)		7.65

Dividends and Distributions from:
Net investment income	(0.15)		(0.22)	(0.24)	(0.43)	(0.23)		(0.23)
Net realized gains	(2.44)		(7.71)	(2.12)	—	—		—

Total dividends and distributions	(2.59)		(7.93)	(2.36)	(0.43)	(0.23)		(0.23)

Net Asset Value, End of Period	$34.29		$38.28	$43.70	$37.28	$32.23		$32.53

Total Return†	(3.69)%		6.41%	24.18%	17.11%	(0.15)%		30.54%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$396,850		$416,158	$424,852	$369,133	$652,311		$721,633
Ratio of net expenses to average net assets	1.02%		1.02%	1.02%	0.99%	0.97%		1.08%
Ratio of expenses to average net assets, excluding waivers	1.14%		1.12%	1.15%	1.15%	1.03%		1.12%
Ratio of net investment income to average net assets	0.73%		0.54%	0.55%	0.81%	1.01%		0.78%
Portfolio turnover rate	53%		107%	86%	47%	83%		44%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	For the six month period ended December 31, 2015. All ratios for the period have been annualized.
(2)	As disclosed in Note 1, prior to February 20, 2012, the Funds’ investment advisor was One Compass Advisors, a wholly owned subsidiary of the Presbyterian Church (U.S.A.)
(3)	Per share net Investment Income and net realized and unrealized gains/(losses) calculated using average shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

New Covenant Funds / Semi-Annual Report / December 31, 2015	33

FINANCIAL HIGHLIGHTS (Continued)

For the six month period ended December 31, 2015 (Unaudited) and the years ended June 30,

	Income Fund
	2015(1)		2015		2014	2013		2012(2)	2011(2)
Net Asset Value, Beginning of Period	$23.09		$23.13		$22.77	$23.28		$22.85	$22.57

Investment Activities:
Net investment income	0.19	(3)	0.35	(3)	0.34 (3)	0.29	(3)	0.60 (3)	0.62
Net realized and unrealized gains (losses) on securities	(0.15	)(3)	(0.01	)(3)	0.41 (3)	(0.41	)(3)	0.62 (3)	0.27

Total from investment activities	0.04		0.34		0.75	(0.12)		1.22	0.89

Dividends and Distributions from:
Net investment income	(0.21)		(0.38)		(0.39)	(0.39)		(0.79)	(0.61)

Total dividends and distributions	(0.21)		(0.38)		(0.39)	(0.39)		(0.79)	(0.61)

Net Asset Value, End of Period	$22.92		$23.09		$23.13	$22.77		$23.28	$22.85

Total Return†	0.15%		1.46%		3.31%	(0.55)%		5.45%	4.00%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$296,354		$304,295		$309,039	$291,669		$374,870	$455,136
Ratio of net expenses to average net assets	0.80%		0.80%		0.80%	0.77%		0.75%	0.83%
Ratio of expenses to average net assets, excluding waivers	0.98%		0.95%		0.98%	0.95%		0.81%	0.89%
Ratio of net investment income to average net assets	1.66%		1.50%		1.50%	1.23%		2.60%	2.76%
Portfolio turnover rate	53%		115%		168%	295%		95%	38%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	For the six month period ended December 31, 2015. All ratios for the period have been annualized.
(2)	As disclosed in Note 1, prior to February 20, 2012, the Funds’ investment advisor was One Compass Advisors, a wholly owned subsidiary of the Presbyterian Church (U.S.A.)
(3)	Per share net Investment Income and net realized and unrealized gains/(losses) calculated using average shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

34	New Covenant Funds / Semi-Annual Report / December 31, 2015

	Balanced Growth Fund
	2015(1)		2015	2014	2013	2012(2)	2011(2)
Net Asset Value, Beginning of Period	$101.71		$101.92	$89.69	$82.87	$82.33	$69.47

Investment Activities:
Net investment income	1.59	(3)	0.85 (3)	1.43 (3)	1.08 (3)	1.25 (3)	0.99
Net realized and unrealized gains (losses) on securities	(3.77	)(3)	3.71 (3)	12.23 (3)	6.96 (3)	0.41 (3)	12.86

Total from investment activities	(2.18)		4.56	13.66	8.04	1.66	13.85

Dividends and Distributions from:
Net investment income	(1.49)		(2.86)	(1.43)	(1.22)	(1.12)	(0.99)
Net realized gains	(8.92)		(1.91)	—	—	—	—
Tax return of capital	—		—	—	—	—	— (4)

Total dividends and distributions	(10.41)		(4.77)	(1.43)	(1.22)	(1.12)	(0.99)

Net Asset Value, End of Period	$89.12		$101.71	$101.92	$89.69	$82.87	$82.33

Total Return†	(2.07)%		4.54%	15.30%	9.77%	2.07%	19.99%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$284,073		$297,560	$305,924	$271,518	$258,499	$271,314
Ratio of net expenses to average net assets*	0.14%		0.14%	0.14%	0.14%	0.14%	0.18%
Ratio of expenses to average net assets, excluding waivers*	0.27%		0.26%	0.27%	0.27%	0.17%	0.26%
Ratio of net investment income to average net assets	3.18%		0.83%	1.48%	1.24%	1.55%	1.25%
Portfolio turnover rate	7%		13%	6%	7%	9%	8%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
*	The expense ratios do not include expenses of the underlying affiliated investment companies.
(1)	For the six month period ended December 31, 2015. All ratios for the period have been annualized.
(2)	As disclosed in Note 1, prior to February 20, 2012, the Funds’ investment advisor was One Compass Advisors, a wholly owned subsidiary of the Presbyterian Church (U.S.A.)
(3)	Per share net Investment Income and net realized and unrealized gains/(losses) calculated using average shares.
(4)	Less than $0.005.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2015	35

FINANCIAL HIGHLIGHTS (Concluded)

For the six month period ended December 31, 2015 (Unaudited) and the years ended June 30,

	Balanced Income Fund
	2015(1)		2015	2014	2013	2012(2)	2011(2)
Net Asset Value, Beginning of Period	$21.20		$21.55	$19.95	$19.25	$18.97	$17.06

Investment Activities:
Net investment income	0.26	(3)	0.22 (3)	0.30 (3)	0.26 (3)	0.41 (3)	0.31
Net realized and unrealized gains (losses) on securities	(0.49	)(3)	0.46 (3)	1.68 (3)	0.76 (3)	0.22 (3)	1.91

Total from investment activities	(0.23)		0.68	1.98	1.02	0.63	2.22

Dividends and Distributions from:
Net investment income	(0.25)		(0.47)	(0.30)	(0.32)	(0.35)	(0.31)
Net realized gains	(1.09)		(0.56)	(0.08)	—	—	—
Tax return of capital	—		—	—	—	—	— (4)

Total dividends and distributions	(1.34)		(1.03)	(0.38)	(0.32)	(0.35)	(0.31)

Net Asset Value, End of Period	$19.63		$21.20	$21.55	$19.95	$19.25	$18.97

Total Return†	(1.07)%		3.22%	10.01%	5.34%	3.42%	13.07%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$78,476		$80,203	$85,622	$81,818	$85,602	$92,131
Ratio of net expenses to average net assets*	0.20%		0.20%	0.20%	0.20%	0.18%	0.22%
Ratio of expenses to average net assets, excluding waivers*	0.27%		0.25%	0.26%	0.27%	0.20%	0.30%
Ratio of net investment income to average net assets	2.45%		1.04%	1.44%	1.30%	2.18%	1.65%
Portfolio turnover rate	10%		15%	9%	7%	9%	8%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
*	The expense ratios do not include expenses of the underlying affiliated investment companies.
(1)	For the six month period ended December 31, 2015. All ratios for the period have been annualized.
(2)	As disclosed in Note 1, prior to February 20, 2012, the Funds’ investment advisor was One Compass Advisors, a wholly owned subsidiary of the Presbyterian Church (U.S.A.)
(3)	Per share net Investment Income and net realized and unrealized gains/(losses) calculated using average shares.
(4)	Less than $0.005.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

36	New Covenant Funds / Semi-Annual Report / December 31, 2015

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

December 31, 2015

1. ORGANIZATION

New Covenant Funds (the “Trust”), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund (“Growth Fund”), New Covenant Income Fund (“Income Fund”), New Covenant Balanced Growth Fund (“Balanced Growth Fund”), and New Covenant Balanced Income Fund (“Balanced Income Fund”), (individually, a “Fund,” and collectively, the “Funds”). The Funds commenced operations on July 1, 1999. The Trust’s authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. Effective February 20, 2012, the Funds’ investment adviser is SEI Investments Management Corporation (the “Adviser”). Prior to February 20, 2012, the Funds’ investment adviser was One Compass Advisors, a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation.

The objectives of the Funds are as Follows:

Growth Fund	Long-term capital appreciation.

Income Fund	High level of current income with preservation of capital.

Balanced Growth Fund	Capital appreciation with less risk than would be present in a portfolio of only common stocks.

Balanced Income Fund	Current income and long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Trust’s Board of Trustees. The Trust’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the

New Covenant Funds / Semi-Annual Report / December 31, 2015	37

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

December 31, 2015

security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the adviser or sub-adviser may request that a Fair Value Committee Meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

The Growth Fund holds international securities that also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by this Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Growth Fund will value the non-U.S. securities that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options not traded on a national securities exchange are valued at the last quoted bid price.

The assets of the Balanced Growth Fund and the Balanced Income Fund (the “Balanced Funds”) consist primarily of investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with the established NAV of each fund.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended December 31, 2015, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classifications reference the Schedules of Investments.

38	New Covenant Funds / Semi-Annual Report / December 31, 2015

Securities Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may enter into repurchase agreements which are secured by obligations of the U.S. Government with a bank, broker-dealer or other financial institution. Each repurchase agreement is at least 102% collateralized and marked-to-market. However, in the event of default or bankruptcy by the counterparty to the repurchase agreement, realization of the collateral may by subject to certain costs, losses or delays.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of December 31, 2015, if applicable.

Options Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option contracts to enhance its returns. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

New Covenant Funds / Semi-Annual Report / December 31, 2015	39

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

December 31, 2015

The risk in writing a call option is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is a Fund may pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Forward Treasury Commitments — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Funds may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance.

Master Limited Partnerships — To the extent consistent with its investment objective and strategies, a Fund may invest in entities commonly referred to as “MLPs” that are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. Federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Growth Fund, Balanced Growth Fund and Balanced Income Fund; declared and paid monthly for the Income Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. As of December 31, 2015, the Funds did not own any illiquid securities.

40	New Covenant Funds / Semi-Annual Report / December 31, 2015

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration Agreement — The Trust entered into an Administration Agreement with SEI Investments Global Funds Services (the “Administrator”). Under the Administration Agreement, the Administrator provides administrative and accounting services to the Funds. Under the terms of the Administration Agreement, the Administrator is entitled to a fee of 0.20% of each Fund’s average daily net assets. The Administrator has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Balanced Growth Fund and the Balanced Income Fund, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser. Accordingly, the voluntary expense limitations are 0.14% and 0.20% for the Balanced Growth Fund and the Balanced Income Fund, respectively. These voluntary waivers may be terminated at any time.

Transfer Agent Servicing Agreement — In 2008, the Trust entered into a transfer agent servicing agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect, wholly-owned subsidiary of U.S. Bancorp. Under the terms of the Agreement, USBFS is entitled to account based fees and annual fund level fees, as well as reimbursement of out-of-pocket expenses incurred in providing transfer agency services.

Investment Advisory Agreement — The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (“Agreement”) with SEI Investments Management Corporation (the “Adviser”). Under the Agreement, the Adviser is responsible for the investment management of the Funds and receives an annual advisory fee of 0.62% for the Growth Fund and 0.42% for the Income Fund. The Adviser does not receive an advisory fee for the Balanced Growth Fund and Balanced Income Fund. The Adviser has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Growth and Income Funds, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser. The voluntary expense limitations are 1.02% and 0.80% for the Growth Fund and Income Fund, respectively. These voluntary waivers may be terminated by the Adviser at any time.

The Adviser has entered into sub-advisory agreements to assist in the selection and management of investment securities in the Growth Fund and the Income Fund. It is the responsibility of the sub-advisers, under the direction of the Adviser, to make day-to-day investment decisions for these Funds. The Adviser, not the Funds, pays each sub-adviser a quarterly fee, in arrears, for their services. The Adviser pays sub-advisory fees directly from its own advisory fee. The sub-advisory fees are based on the assets of the Fund allocated to the sub-adviser for which the sub-adviser is responsible for making investment decisions.

The following are the sub-advisers for the Growth Fund: BlackRock Investment Management, LLC, Brandywine Global Investment Management, LLC, Parametric Portfolio Associates, and Waddell & Reed Investment Management Company.

The following are the sub-advisers for the Income Fund: J.P. Morgan Investment Management Inc., Western Asset Management Company and Western Asset Management Company Limited.

Shareholder Service Plan and Agreement — The Trust entered into a Shareholder Service Plan and Agreement (the “Agreement”) with the Distributor. Per the Agreement, a Fund is authorized to make payments to certain entities which may include investment advisors, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Providers for its clients or other parties with whom they have a servicing relationship. Under the terms of the Agreement, the Growth Fund and the Income Funds are authorized to pay an Authorized Service Provider a shareholder servicing fee at an annual rate of up to 0.10% of the average daily net asset value of the Growth Fund and Income Fund, respectively, which fee will be computed daily and paid monthly, for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship.

New Covenant Funds / Semi-Annual Report / December 31, 2015	41

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

December 31, 2015

Distribution Agreement — The Trust issues shares of the Funds pursuant to a Distribution Agreement with SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”). In consideration of the services and facilities to be provided by the Distributor or any service provider, each of the New Covenant Growth Fund and the New Covenant Income Fund (if such Fund has issued Shares) will pay to the Distributor a fee, as agreed from time to time, at an annual rate of up to 0.10% (ten basis points) of the average daily net asset value of the New Covenant Growth Fund and the New Covenant Income Fund, respectively, which fee will be computed daily and paid monthly.

Social Witness Services and License Agreement — The Trust retained New Covenant Trust Company (“NCTC”) to ensure that each Fund continues to invest consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). No less than annually, NCTC will provide the Trust with an updated list of issuers in which the Funds will be prohibited from investing.

NCTC will distribute to the Trust proxy voting guidelines and shareholder advocacy services for the Funds that NCTC deems to be consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). The Trust also engages NCTC to vote Fund proxies consistent with such proxy voting guidelines. NCTC shall monitor and review and, as necessary, amend the Proxy Voting Guidelines periodically to ensure that they remain consistent with the social witness principles.

NCTC also grants to the Trust a non-exclusive right and license to use and refer to the trade name, trademark and/or service mark rights to the name “New Covenant Funds” and the phrase “Funds with a Mission”, in the name of the Trust and each Fund, and in connection with the offering, marketing, promotion, management and operation of the Trust and the Funds.

In consideration of the services provided by NCTC, the Growth Fund and the Income Fund will each pay to NCTC a fee at an annual rate of 0.15% of the average daily net asset value of the shares of such Fund, which fee will be computed daily and paid monthly.

Payment to Affiliates — Certain officers and/or interested trustees of the Trust are also officers of the Distributor, the Adviser, the Administrator or NCTC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim board meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser, the Administrator or NCTC.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust (SDIT) Prime

Obligation Fund, an affiliated money market fund. The Balanced Funds invest in the Growth Fund and Income Fund.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. During the period ended December 31, 2015, the Trust did not participate in interfund lending.

4. DERIVATIVE TRANSACTIONS

The International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

42	New Covenant Funds / Semi-Annual Report / December 31, 2015

To reduce counterparty risk with respect to Over The Counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Fund’s ISDA master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities and therefore disclose these derivative assets and derivative liabilities on a gross basis. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The following is a summary of the variation margin of exchange-traded financial derivative instruments of the Funds as of December 31, 2015 ($ Thousands):

	Financial Derivative Asset			Financial Derivative Liability
	Market value	Variation Margin Asset		Market value	Variation Margin Liability
Fund	Purchased Options	Futures	Total	Written Options	Futures	Total
Growth Fund	$—	$—	$—	$—	$25	$25
Income Fund	$24	$41	$65	$14	$60	$74

Cash with a total market value of $104 ($ Thousands) has been pledged as collateral for exchange-traded derivative instruments as of December 31, 2015.

Written options transactions entered into during the period ended December 31, 2015 are summarized as follows:

	Income Fund
	Number of Contracts	Premiums ($ Thousands)
Balance at beginning of period	—	$—
Written	(445)	(145)
Expired	167	92
Closing buys	128	47

Balance at end of period	(150)	$(6)

New Covenant Funds / Semi-Annual Report / December 31, 2015	43

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

December 31, 2015

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities, excluding U.S. government and other short-term investments, for the period ended December 31, 2015, were as follows:

Fund	Purchases (excluding Short-Term Investments & U.S. Government Securities) ($ Thousands)	Sales (excluding Short-Term Investments & U.S. Government Securities) ($ Thousands)	Purchases of U.S. Government Securities ($ Thousands)	Sales of U.S. Government Securities ($ Thousands)
Growth Fund	$203,565	$204,468	$—	$—
Income Fund	24,775	21,229	122,834	129,243
Balanced Growth Fund	22,536	19,103	—	—
Balanced Income Fund	9,277	7,517	—	—

The following is a summary of the transactions with affiliates for the period ended December 31, 2015:

Fund	Value 6/30/2015 ($ Thousands)	Purchases at Cost ($ Thousands)	Proceeds from Sales ($ Thousands)	Realized Gain (Loss) ($ Thousands)	Unrealized Gain (Loss) ($ Thousands)	Value 12/31/2015 ($ Thousands)	Dividends from Affiliates ($ Thousands)
Growth Fund
SDIT Prime Obligation Fund	$10,750	$24,032	$(24,520)	$—	$—	$10,262	$3
Income Fund
SDIT Prime Obligation Fund	5,644	15,808	(16,956)	—	—	4,496	1
Balanced Growth Fund
New Covenant Growth Fund	179,776	18,020	(17,739)	8,221	(18,179)	170,099	3,836
New Covenant Income Fund	116,459	4,516	(9,618)	(597)	(237)	110,523	999
SDIT Prime Obligation Fund	523	17,070	(14,200)	—	—	3,393	1
Balanced Income Fund
New Covenant Growth Fund	27,695	5,914	(4,610)	1,324	(2,775)	27,548	606
New Covenant Income Fund	51,540	3,363	(4,204)	(326)	(40)	50,333	450
SDIT Prime Obligation Fund	955	5,863	(6,284)	—	—	534	—

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for federal income tax is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, reclassification of long term capital gain distributions on Real Estate Investment Trust securities, FX gain and loss, distribution re-designation, RIC distribution reclassification, and basis adjustments for investments in partnerships, have been reclassified to/ (from) the following accounts as of June 30, 2015:

	Accumulated Net Realized Gain (Loss) ($ Thousands)	Undistributed Net Investment Income (Loss) ($ Thousands)	Paid-in Capital ($ Thousands)
Growth Fund	$1	$(1)	$—
Income Fund	(378)	378	—
Balanced Growth Fund	(5,969)	5,969	—
Balanced Income Fund	(963)	963	—

These reclassifications have no impact on net assets or net asset value per share.

44	New Covenant Funds / Semi-Annual Report / December 31, 2015

The tax character of dividends and distributions paid during the last two years ended June 30 were as follows:

		Ordinary Income ($ Thousands)	Long Term Capital Gains ($ Thousands)	Total Taxable Deductions ($ Thousands)	Total Distributions Paid ($ Thousands)
Growth Fund	2015	$15,913	$58,109	$74,022	$74,022
	2014	6,381	16,052	22,433	22,433
Income Fund	2015	4,984	—	4,984	4,984
	2014	5,087	—	5,087	5,087
Balanced Growth Fund	2015	9,579	4,482	14,061	14,061
	2014	4,300	—	4,300	4,300
Balanced Income Fund	2015	2,080	1,897	3,977	3,977
	2014	1,208	338	1,546	1,546

As of June 30, 2015, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings/ (Accumulated Losses)
Growth Fund	$7,217	$15,293	$—	$48,350	$—	$70,860
Income Fund	438	—	(55,101)	3,024	(763)	(52,402)
Balanced Growth Fund	498	25,218	—	37,491	—	63,207
Balanced Income Fund	128	3,963	—	7,915	—	12,006

For Federal income tax purposes, capital loss carryforwards incurred in taxable years beginning before December 22, 2010 may be carried forwards for a maximum period of eight years and applied against future net realized gains. At June 30, 2015, the breakdown of capital loss carryforwards was as follow:

	Expires 2017 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2019 ($ Thousands)	Total Capital Loss Carryforwards ($ Thousands) June 30, 2015
Income Fund	$—	$(55,101)	$—	$(55,101)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the fiscal year ended June 30, 2015, the following Funds utilized capital loss carryforwards to offset capital gains.

Amount Utilized ($ Thousands)
Income Fund	$1,622

For Federal income tax purposes, the cost of securities owned at December 31, 2015, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to wash sales, MLP basis adjustments, basis adjustments from investments in registered investment companies and adjustments in treasury inflation protected securities which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

New Covenant Funds / Semi-Annual Report / December 31, 2015	45

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Concluded)

December 31, 2015

The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at December 31, 2015, was as follows:

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
Growth Fund	$358,768	$50,335	$(19,439)	$30,896
Income Fund	301,343	3,779	(3,550)	229
Balanced Growth Fund	254,366	31,675	(2,026)	29,649
Balanced Income Fund	71,482	8,092	(1,159)	6,933

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of December 31, 2015, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. CONCENTRATIONS/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Income Fund’s investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The Growth Fund concentrates its investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days are subject to this 15% limit. The Funds may purchase securities which are not registered under the Securities Act of 1933 (the “Securities Act”) but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as “illiquid securities;” however, any such security will not be considered illiquid so long as it is determined by the Adviser, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as “lower-rated securities”) or which are unrated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risks. The yields on lower-rated securities will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. Lower-rated securities are subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.

The Balanced Growth Fund and Balanced Income Fund invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management fees and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. A

46	New Covenant Funds / Semi-Annual Report / December 31, 2015

change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to-reward ratio, may cause the Fund to under-perform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying Funds in which they invest.

8. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of December 31, 2015.

New Covenant Funds / Semi-Annual Report / December 31, 2015	47

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

December 31, 2015

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

Actual fund return: This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return: This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Annualized Expense Ratios	Expenses Paid During Period*
Growth Fund
Actual Fund Return	$1,000.00	$963.10	1.02%	$5.05
Hypothetical 5% Return	$1,000.00	$1,020.06	1.02%	$5.19

Income Fund
Actual Fund Return	$1,000.00	$1,001.50	0.80%	$4.04
Hypothetical 5% Return	$1,000.00	$1,021.17	0.80%	$4.08

Balanced Growth Fund†
Actual Fund Return	$1,000.00	$979.30	0.14%	$0.70
Hypothetical 5% Return	$1,000.00	$1,024.50	0.14%	$0.71

Balanced Income Fund†
Actual Fund Return	$1,000.00	$989.30	0.20%	$1.00
Hypothetical 5% Return	$1,000.00	$1,024.20	0.20%	$1.02

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
†	Excludes expenses of the underlying affiliated investment companies.

48	New Covenant Funds / Semi-Annual Report / December 31, 2015

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (UNAUDITED)

New Covenant Funds (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the investment advisory services provided to the series of the Trust (the “Funds”). With the exception of any Fund for which SIMC directly manages the Fund’s assets, pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, the Sub-Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Sub-Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve a Sub- Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Sub-Advisory Agreements between SIMC and the Sub-Advisers with respect to the Funds. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Sub-Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Funds operations and Funds performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Sub-Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain of the Sub-Advisers regarding: (i) the quality of the Sub-Advisers’ investment management and other services; (ii) the Sub-Advisers’ investment management personnel; (iii) the Sub-Advisers’ operations and financial condition; (iv) the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the level of the Sub-Advisers’ profitability from their Fund-related operations; (vii) the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (viii) the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (ix) the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (x) the Funds’ performance over various periods of time.

At the September 15-16, 2015 and December 8-9, 2015 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, initially approved or approved the renewal of certain Sub-Advisory Agreements. In each case, the Board’s approvals were based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support initial approval or the renewal of the Sub-Advisory Agreements.

New Covenant Funds / Semi-Annual Report / December 31, 2015	49

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (UNAUDITED) (Continued)

Performance. In determining whether to approve or renew the Sub-Advisory Agreements, the Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark, the Trustees were satisfied of the reasons provided to explain such performance. In connection with the initial approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indices/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of each Sub-Adviser was sufficient to support initial approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Sub-Advisory Agreements, the Trustees considered the rate of compensation called for by the Sub-Advisory Agreements and the Funds’ net operating expense ratio, noting that they receive reports that permit them to evaluate each Fund’s fees at board meetings throughout the year. Based on the materials considered and discussion at the meetings, the Trustees further determined there was a reasonable basis for the fee level. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported initial approval or renewal of the Sub-Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the initial approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of the Sub-Advisers is reasonable and supported initial approval or the renewal of the Sub-Advisory Agreements.

Economies of Scale. The Trustees considered whether any economies of scale were being realized by the Sub-Advisers and their affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC and the Sub-Advisers with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the initial approval or renewal, as applicable, of the Sub-Advisory Agreements and concluded that the compensation under the Sub-Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

50	New Covenant Funds / Semi-Annual Report / December 31, 2015

NEW COVENANT FUNDS SEMI-ANNUAL REPORT DECEMBER 31, 2015

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Arthur Ramanjulu

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1.800.DIAL.SEI

(1.800.342.5734)

One Freedom Valley Drive

Oaks, Pennsylvania 19456

NCF-F-004

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments

(a)	The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on February 22, 2012, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Covenant Funds

By	/s/ Robert. A Nesher
Robert A. Nesher
President & CEO

Date: March 10, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert. A Nesher
Robert A. Nesher
President & CEO

Date: March 10, 2016

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu
Controller & CFO

Date: March 10, 2016